UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3320

Fidelity Colchester Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2011

Item 1. Reports to Stockholders

Fidelity ®

Institutional

Money Market

Funds

Semiannual Report

September 30, 2011

Contents

Fidelity® Institutional Money Market Funds
Shareholder Expense Example	(Click Here)
Investment Changes, Schedules of Investments & Financial Statements
Treasury Only Portfolio	(Click Here)
Treasury Portfolio	(Click Here)
Government Portfolio	(Click Here)
Prime Money Market Portfolio	(Click Here)
Money Market Portfolio	(Click Here)
Tax-Exempt Portfolio	(Click Here)
Notes to Financial Statements	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

Fund Goals:
Treasury Only Portfolio seeks as high a level of current income as is consistent with the security of principal and liquidity.

Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, and Money Market Portfolio seek to obtain as high a level of current income as is consistent with the preservation of principal and liquidity within the limitations prescribed for the fund.

Tax-Exempt Portfolio seeks to obtain as high a level of interest income exempt from federal income tax as is consistent with liquidity and stability of principal.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-297-2952, or for Class F, call 1-800-835-5092, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Investments in the funds are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the funds will maintain a stable $1.00 share price.
This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (April 1, 2011 to September 30, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period* April 1, 2011 to September 30, 2011
Treasury Only Portfolio
Class I	.07%
Actual		$ 1,000.00	$ 1,000.10	$ .35 **
Hypothetical A		$ 1,000.00	$ 1,024.65	$ .35 **
Class II	.08%
Actual		$ 1,000.00	$ 1,000.10	$ .40 **
Hypothetical A		$ 1,000.00	$ 1,024.60	$ .40 **
Class III	.08%
Actual		$ 1,000.00	$ 1,000.10	$ .40 **
Hypothetical A		$ 1,000.00	$ 1,024.60	$ .40 **
Class IV	.09%
Actual		$ 1,000.00	$ 1,000.10	$ .45 **
Hypothetical A		$ 1,000.00	$ 1,024.55	$ .46 **
Select Class	.08%
Actual		$ 1,000.00	$ 1,000.10	$ .40 **
Hypothetical A		$ 1,000.00	$ 1,024.60	$ .40 **
Treasury Portfolio
Class I	.11%
Actual		$ 1,000.00	$ 1,000.10	$ .55 **
Hypothetical A		$ 1,000.00	$ 1,024.45	$ .56 **
Class II	.11%
Actual		$ 1,000.00	$ 1,000.10	$ .55 **
Hypothetical A		$ 1,000.00	$ 1,024.45	$ .56 **
	Annualized Expense Ratio	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period* April 1, 2011 to September 30, 2011
Class III	.11%
Actual		$ 1,000.00	$ 1,000.10	$ .55 **
Hypothetical A		$ 1,000.00	$ 1,024.45	$ .56 **
Class IV	.11%
Actual		$ 1,000.00	$ 1,000.10	$ .55 **
Hypothetical A		$ 1,000.00	$ 1,024.45	$ .56 **
Select Class	.11%
Actual		$ 1,000.00	$ 1,000.10	$ .55 **
Hypothetical A		$ 1,000.00	$ 1,024.45	$ .56 **
Government Portfolio
Class I	.16%
Actual		$ 1,000.00	$ 1,000.10	$ .80 **
Hypothetical A		$ 1,000.00	$ 1,024.20	$ .81 **
Class II	.16%
Actual		$ 1,000.00	$ 1,000.10	$ .80 **
Hypothetical A		$ 1,000.00	$ 1,024.20	$ .81 **
Class III	.16%
Actual		$ 1,000.00	$ 1,000.10	$ .80 **
Hypothetical A		$ 1,000.00	$ 1,024.20	$ .81 **
Select Class	.16%
Actual		$ 1,000.00	$ 1,000.10	$ .80 **
Hypothetical A		$ 1,000.00	$ 1,024.20	$ .81 **
Prime Money Market Portfolio
Class I	.20%
Actual		$ 1,000.00	$ 1,000.50	$ 1.00
Hypothetical A		$ 1,000.00	$ 1,024.00	$ 1.01
Class II	.28%
Actual		$ 1,000.00	$ 1,000.10	$ 1.40 **
Hypothetical A		$ 1,000.00	$ 1,023.60	$ 1.42 **
Class III	.28%
Actual		$ 1,000.00	$ 1,000.10	$ 1.40 **
Hypothetical A		$ 1,000.00	$ 1,023.60	$ 1.42 **
Class IV	.28%
Actual		$ 1,000.00	$ 1,000.10	$ 1.40 **
Hypothetical A		$ 1,000.00	$ 1,023.60	$ 1.42 **
Select Class	.25%
Actual		$ 1,000.00	$ 1,000.20	$ 1.25
Hypothetical A		$ 1,000.00	$ 1,023.75	$ 1.26
Institutional Class	.14%
Actual		$ 1,000.00	$ 1,000.80	$ .70
Hypothetical A		$ 1,000.00	$ 1,024.30	$ .71
Money Market Portfolio
Class I	.18%
Actual		$ 1,000.00	$ 1,000.70	$ .90
Hypothetical A		$ 1,000.00	$ 1,024.10	$ .91
Class II	.31%
Actual		$ 1,000.00	$ 1,000.10	$ 1.55
Hypothetical A		$ 1,000.00	$ 1,023.45	$ 1.57
	Annualized Expense Ratio	Beginning Account Value April 1, 2011	Ending Account Value September 30, 2011	Expenses Paid During Period* April 1, 2011 to September 30, 2011
Class III	.31%
Actual		$ 1,000.00	$ 1,000.10	$ 1.55 **
Hypothetical A		$ 1,000.00	$ 1,023.45	$ 1.57 **
Select Class	.23%
Actual		$ 1,000.00	$ 1,000.50	$ 1.15
Hypothetical A		$ 1,000.00	$ 1,023.85	$ 1.16
Class F	.14%
Actual		$ 1,000.00	$ 1,000.90	$ .70
Hypothetical A		$ 1,000.00	$ 1,024.30	$ .71
Institutional Class	.14%
Actual		$ 1,000.00	$ 1,000.90	$ .70
Hypothetical A		$ 1,000.00	$ 1,024.30	$ .71
Tax-Exempt Portfolio
Class I	.17%
Actual		$ 1,000.00	$ 1,000.10	$ .85 **
Hypothetical A		$ 1,000.00	$ 1,024.15	$ .86 **
Class II	.18%
Actual		$ 1,000.00	$ 1,000.10	$ .90 **
Hypothetical A		$ 1,000.00	$ 1,024.10	$ .91 **
Class III	.18%
Actual		$ 1,000.00	$ 1,000.10	$ .90 **
Hypothetical A		$ 1,000.00	$ 1,024.10	$ .91 **
Select Class	.18%
Actual		$ 1,000.00	$ 1,000.10	$ .90 **
Hypothetical A		$ 1,000.00	$ 1,024.10	$ .91 **

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/ 366 (to reflect the one-half year period).

** If certain fees were not voluntarily waived by FMR or its affiliates during the period, the annualized expense ratio and the expenses paid in the actual and hypothetical examples above would have been as follows:

Treasury Only Portfolio	Annualized Expense Ratio	Expenses Paid
Class I	.21%
Actual		$ 1.05
Hypothetical A		$ 1.06
Class II	.36%
Actual		$ 1.80
Hypothetical A		$ 1.82
Class III	.47%
Actual		$ 2.35
Hypothetical A		$ 2.38
Class IV	.72%
Actual		$ 3.59
Hypothetical A		$ 3.64
Select Class	.27%
Actual		$ 1.35
Hypothetical A		$ 1.37
Treasury Portfolio	Annualized Expense Ratio	Expenses Paid
Class I	.21%
Actual		$ 1.05
Hypothetical A		$ 1.06
Class II	.36%
Actual		$ 1.80
Hypothetical A		$ 1.82
Class III	.46%
Actual		$ 2.30
Hypothetical A		$ 2.33
Class IV	.71%
Actual		$ 3.54
Hypothetical A		$ 3.59
Select Class	.26%
Actual		$ 1.30
Hypothetical A		$ 1.32
Government Portfolio
Class I	.21%
Actual		$ 1.05
Hypothetical A		$ 1.06
Class II	.36%
Actual		$ 1.80
Hypothetical A		$ 1.82
Class III	.46%
Actual		$ 2.30
Hypothetical A		$ 2.33
Select Class	.26%
Actual		$ 1.30
Hypothetical A		$ 1.32
Prime Money Market Portfolio
Class II	.35%
Actual		$ 1.75
Hypothetical A		$ 1.77
Class III	.45%
Actual		$ 2.25
Hypothetical A		$ 2.28
Class IV	.70%
Actual		$ 3.50
Hypothetical A		$ 3.54
Money Market Portfolio
Class III	.43%
Actual		$ 2.15
Hypothetical A		$ 2.17
Tax-Exempt Portfolio	Annualized Expense Ratio	Expenses Paid
Class I	.22%
Actual		$ 1.10
Hypothetical A		$ 1.11
Class II	.35%
Actual		$ 1.75
Hypothetical A		$ 1.77
Class III	.45%
Actual		$ 2.25
Hypothetical A		$ 2.28
Select Class	.25%
Actual		$ 1.25
Hypothetical A		$ 1.26

A 5% return per year before expenses

Semiannual Report

Treasury Only Portfolio

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 9/30/11	% of fund's investments 3/31/11	% of fund's investments 9/30/10
1 - 7	14.6	8.0	12.1
8 - 30	33.6	26.3	37.7
31 - 60	16.5	22.6	28.1
61 - 90	15.8	21.1	10.3
91 - 180	15.5	18.8	7.7
> 180	4.0	3.2	4.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	9/30/11	3/31/11	9/30/10
Treasury Only Portfolio	52 Days	58 Days	52 Days
All Taxable Money Market Funds Average*	39 Days	45 Days	44 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	9/30/11	3/31/11	9/30/10
Treasury Only Portfolio	52 Days	58 Days	52 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
U.S. Treasury Obligations 100.4%	U.S. Treasury Obligations 99.9%
Net Other Assets** (0.4)%	Net Other Assets 0.1%

* Source: iMoneyNet, Inc.
** Net Other Assets are not included in the pie chart.

Semiannual Report

Treasury Only Portfolio

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 100.4%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 75.4%
10/6/11 to 2/16/12	0.00 to 0.12%	$ 6,913,809	$ 6,913,572
U.S. Treasury Notes - 25.0%
10/31/11 to 6/30/12	0.01 to 0.32	2,281,000	2,286,350
TOTAL INVESTMENT PORTFOLIO - 100.4% (Cost $9,199,922)	9,199,922
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(36,576)
NET ASSETS - 100%	$ 9,163,346
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Only Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $9,199,922)		$ 9,199,922
Receivable for fund shares sold		5,906
Interest receivable		7,769
Other receivables		14
Total assets		9,213,611

Liabilities
Payable for investments purchased	$ 44,781
Payable for fund shares redeemed	5,199
Distributions payable	17
Accrued management fee	163
Other affiliated payables	60
Other payables and accrued expenses	45
Total liabilities		50,265

Net Assets		$ 9,163,346
Net Assets consist of:
Paid in capital		$ 9,163,312
Distributions in excess of net investment income		(1)
Accumulated undistributed net realized gain (loss) on investments		35
Net Assets		$ 9,163,346

Class I: Net Asset Value, offering price and redemption price per share ($8,047,655 ÷ 8,046,529 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($564,124 ÷ 564,179 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($340,528 ÷ 340,457 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($17,571 ÷ 17,570 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($193,468 ÷ 193,479 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2011 (Unaudited)

Investment Income
Interest		$ 3,220

Expenses
Management fee	$ 5,427
Transfer agent fees	2,347
Distribution and service plan fees	942
Accounting fees and expenses	322
Custodian fees and expenses	42
Independent trustees' compensation	13
Registration fees	93
Audit	23
Legal	13
Miscellaneous	39
Total expenses before reductions	9,261
Expense reductions	(6,428)	2,833
Net investment income (loss)		387
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		35
Net increase in net assets resulting from operations		$ 422

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Only Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 387	$ 856
Net realized gain (loss)	35	101
Net increase in net assets resulting from operations	422	957
Distributions to shareholders from net investment income	(388)	(854)
Distributions to shareholders from net realized gain	-	(245)
Total distributions	(388)	(1,099)
Share transactions - net increase (decrease)	1,765,360	(2,775,464)
Total increase (decrease) in net assets	1,765,394	(2,775,606)

Net Assets
Beginning of period	7,397,952	10,173,558
End of period (including distributions in excess of net investment income of $1 and $0, respectively)	$ 9,163,346	$ 7,397,952

Financial Highlights - Class I

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	.001	.010	.040	.048
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	.001	.010	.040	.048
Distributions from net investment income	- E	- E	(.001)	(.010)	(.040)	(.048)
Distributions from net realized gain	-	- E	- E	-	-	-
Total distributions	- E	- E	(.001)	(.010)	(.040)	(.048)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.01%	.09%	1.05%	4.03%	4.87%
Ratios to Average Net Assets D
Expenses before reductions	.21% A	.21%	.21%	.24%	.24%	.24%
Expenses net of fee waivers, if any	.07% A	.18%	.20%	.23%	.20%	.20%
Expenses net of all reductions	.07% A	.18%	.20%	.23%	.20%	.20%
Net investment income (loss)	.01% A	.01%	.10%	.81%	3.48%	4.78%
Supplemental Data
Net assets, end of period (in millions)	$ 8,048	$ 6,149	$ 8,371	$ 15,535	$ 6,775	$ 1,425

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	.009	.038	.046
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	.009	.038	.046
Distributions from net investment income	- E	- E	- E	(.009)	(.038)	(.046)
Distributions from net realized gain	-	- E	- E	-	-	-
Total distributions	- E	- E	- E	(.009)	(.038)	(.046)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.01%	.03%	.89%	3.88%	4.71%
Ratios to Average Net Assets D
Expenses before reductions	.36% A	.36%	.36%	.39%	.39%	.39%
Expenses net of fee waivers, if any	.08% A	.17%	.27%	.38%	.35%	.35%
Expenses net of all reductions	.08% A	.17%	.27%	.38%	.35%	.35%
Net investment income (loss)	.01% A	.01%	.03%	.66%	3.58%	4.63%
Supplemental Data
Net assets, end of period (in millions)	$ 564	$ 585	$ 649	$ 906	$ 514	$ 210

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

Financial Highlights - Class III

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	.008	.037	.045
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	-E	-E	.008	.037	.045
Distributions from net investment income	- E	- E	- E	(.008)	(.037)	(.045)
Distributions from net realized gain	-	- E	- E	-	-	-
Total distributions	-E	- E	- E	(.008)	(.037)	(.045)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.01%	.01%	.80%	3.77%	4.61%
Ratios to Average Net Assets D
Expenses before reductions	.47% A	.46%	.46%	.49%	.49%	.49%
Expenses net of fee waivers, if any	.08% A	.18%	.28%	.47%	.45%	.45%
Expenses net of all reductions	.08% A	.18%	.28%	.47%	.45%	.45%
Net investment income (loss)	.01% A	.01%	.02%	.57%	3.46%	4.53%
Supplemental Data
Net assets, end of period (in millions)	$ 341	$ 392	$ 615	$ 835	$ 514	$ 187

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class IV

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	.006	.007
Net realized and unrealized gain (loss) F	-	-	-	-	-
Total from investment operations	- F	- F	- F	.006	.007
Distributions from net investment income	- F	- F	- F	(.006)	(.007)
Distributions from net realized gain	-	- F	- F	-	-
Total distributions	- F	- F	- F	(.006)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.01%	.01%	.60%	.71%
Ratios to Average Net Assets E
Expenses before reductions	.72% A	.71%	.72%	.74%	.77% A
Expenses net of fee waivers, if any	.09% A	.17%	.30%	.65%	.70% A
Expenses net of all reductions	.09% A	.17%	.30%	.65%	.70% A
Net investment income (loss)	.01% A	.01%	.01%	.39%	1.70% A
Supplemental Data
Net assets, end of period (in millions)	$ 18	$ 62	$ 60	$ 140	$ 39

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

Financial Highlights - Select Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	.001	.010	.039	.047
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	.001	.010	.039	.047
Distributions from net investment income	- E	- E	(.001)	(.010)	(.039)	(.047)
Distributions from net realized gain	-	- E	- E	-	-	-
Total distributions	- E	- E	(.001)	(.010)	(.039)	(.047)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.01%	.07%	.99%	3.98%	4.81%
Ratios to Average Net Assets D
Expenses before reductions	.27% A	.26%	.26%	.29%	.29%	.29%
Expenses net of fee waivers, if any	.08% A	.18%	.23%	.28%	.25%	.25%
Expenses net of all reductions	.08% A	.18%	.23%	.28%	.25%	.25%
Net investment income (loss)	.01% A	.01%	.07%	.76%	3.50%	4.73%
Supplemental Data
Net assets, end of period (in millions)	$ 193	$ 209	$ 478	$ 763	$ 174	$ 17

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 9/30/11	% of fund's investments 3/31/11	% of fund's investments 9/30/10
1 - 7	77.8	63.0	71.2
8 - 30	0.6	5.1	0.0
31 - 60	3.6	1.3	2.1
61 - 90	5.0	2.4	2.4
91 - 180	7.2	14.7	12.1
> 180	5.8	13.5	12.2
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	9/30/11	3/31/11	9/30/10
Treasury Portfolio	30 Days	51 Days	54 Days
All Taxable Money Market Funds Average*	39 Days	45 Days	44 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	9/30/11	3/31/11	9/30/10
Treasury Portfolio	30 Days	51 Days	54 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
U.S. Treasury Obligations 22.2%	U.S. Treasury Obligations 37.0%
Repurchase Agreements 77.7%	Repurchase Agreements 62.9%
Net Other Assets 0.1%	Net Other Assets 0.1%

* Source: iMoneyNet, Inc.

Semiannual Report

Treasury Portfolio

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 22.2%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 4.3%
10/20/11 to 3/8/12	0.06 to 0.30%	$ 758,000	$ 757,780
U.S. Treasury Notes - 17.9%
10/31/11 to 7/15/12	0.11 to 0.32	3,148,000	3,159,265
TOTAL U.S. TREASURY OBLIGATIONS			3,917,045
Repurchase Agreements - 77.7%
	Maturity Amount (000s)
In a joint trading account at:
0.04% dated 9/30/11 due 10/3/11 (Collateralized by (U.S. Treasury Obligations)) #	$ 404,367	404,366
0.05% dated 9/30/11 due 10/3/11 (Collateralized by (U.S. Treasury Obligations)) #	11,365,499	11,365,450
With:
Citigroup Global Capital Markets, Inc. at 0.04%, dated 9/29/11 due 10/6/11 (Collateralized by U.S. Treasury Obligations valued at $794,313,833, 0% - 7.63%, 2/2/12 - 11/15/40)	778,006	778,000
Deutsche Bank Securities, Inc. at 0.14%, dated 8/3/11 due 10/7/11 (Collateralized by U.S. Treasury Obligations valued at $394,885,288, 0% - 8.75%, 10/27/11 - 11/15/39)	387,135	387,000
Morgan Stanley & Co., Inc. at:
0.09%, dated 8/16/11 due 10/7/11 (Collateralized by U.S. Treasury Obligations valued at $403,732,420, 0% - 7.25%, 10/6/11 - 8/15/39)	395,075	395,000
0.11%, dated 8/12/11 due 10/7/11 (Collateralized by U.S. Treasury Obligations valued at $403,839,748, 0.5% - 5.5%, 1/31/12 - 8/15/41)	395,115	395,000
TOTAL REPURCHASE AGREEMENTS		13,724,816
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $17,641,861)		17,641,861
NET OTHER ASSETS (LIABILITIES) - 0.1%		9,883
NET ASSETS - 100%		$ 17,651,744
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$404,366,000 due 10/03/11 at 0.04%
Barclays Capital, Inc.	$ 112,957
HSBC Securities (USA), Inc.	212,359
Merrill Lynch, Pierce, Fenner & Smith, Inc.	79,050
$ 404,366
$11,365,450,000 due 10/03/11 at 0.05%
Barclays Capital, Inc.	$ 2,878,123
Commerz Markets LLC	382,312
Credit Agricole Securities (USA), Inc.	3,058,497
Credit Suisse Securities (USA) LLC	2,293,872
RBS Securities, Inc.	1,911,560
UBS Securities LLC	764,624
Wells Fargo Securities LLC	76,462
$ 11,365,450
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Treasury Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $13,724,816) - See accompanying schedule: Unaffiliated issuers (cost $17,641,861)		$ 17,641,861
Receivable for fund shares sold		59,912
Interest receivable		10,497
Other receivables		105
Total assets		17,712,375

Liabilities
Payable for investments purchased	$ 59,029
Payable for fund shares redeemed	48
Distributions payable	78
Accrued management fee	1,224
Distribution and service plan fees payable	2
Other affiliated payables	101
Other payables and accrued expenses	149
Total liabilities		60,631

Net Assets		$ 17,651,744
Net Assets consist of:
Paid in capital		$ 17,651,760
Distributions in excess of net investment income		(15)
Accumulated undistributed net realized gain (loss) on investments		(1)
Net Assets		$ 17,651,744

Class I: Net Asset Value, offering price and redemption price per share ($13,114,560 ÷ 13,111,132 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($117,907 ÷ 117,842 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($3,606,428 ÷ 3,606,338 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($401,055 ÷ 400,967 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($411,794 ÷ 411,741 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2011 (Unaudited)

Investment Income
Interest		$ 8,222

Expenses
Management fee	$ 9,934
Transfer agent fees	4,275
Distribution and service plan fees	5,336
Accounting fees and expenses	495
Custodian fees and expenses	25
Independent trustees' compensation	24
Registration fees	72
Audit	28
Legal	23
Miscellaneous	57
Total expenses before reductions	20,269
Expense reductions	(12,746)	7,523
Net investment income (loss)		699
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2
Net increase in net assets resulting from operations		$ 701

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 699	$ 2,585
Net realized gain (loss)	2	25
Net increase in net assets resulting from operations	701	2,610
Distributions to shareholders from net investment income	(714)	(2,569)
Share transactions - net increase (decrease)	4,287,051	(212,937)
Total increase (decrease) in net assets	4,287,038	(212,896)

Net Assets
Beginning of period	13,364,706	13,577,602
End of period (including distributions in excess of net investment income of $15 and $0, respectively)	$ 17,651,744	$ 13,364,706

Financial Highlights - Class I

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	.001	.011	.041	.050
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	.001	.011	.041	.050
Distributions from net investment income	- E	- E	(.001)	(.011)	(.041)	(.050)
Distributions from net realized gain	-	-	- E	-	-	-
Total distributions	- E	- E	(.001)	(.011)	(.041)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.03%	.10%	1.11%	4.20%	5.11%
Ratios to Average Net Assets D
Expenses before reductions	.21% A	.21%	.21%	.23%	.22%	.23%
Expenses net of fee waivers, if any	.11% A	.20%	.21%	.22%	.20%	.20%
Expenses net of all reductions	.11% A	.20%	.21%	.22%	.20%	.20%
Net investment income (loss)	.01% A	.03%	.11%	1.04%	3.71%	5.01%
Supplemental Data
Net assets, end of period (in millions)	$ 13,115	$ 8,784	$ 8,650	$ 16,236	$ 15,037	$ 5,491

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2011	Years ended March 31,
September 30,	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	.010	.040	.048
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	.010	.040	.048
Distributions from net investment income	- E	- E	- E	(.010)	(.040)	(.048)
Distributions from net realized gain	-	-	- E	-	-	-
Total distributions	- E	- E	- E	(.010)	(.040)	(.048)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.01%	.03%	.96%	4.04%	4.96%
Ratios to Average Net Assets D
Expenses before reductions	.36% A	.36%	.36%	.38%	.37%	.39%
Expenses net of fee waivers, if any	.11% A	.22%	.29%	.36%	.35%	.35%
Expenses net of all reductions	.11% A	.22%	.29%	.36%	.35%	.35%
Net investment income (loss)	.01% A	.01%	.03%	.90%	3.90%	4.86%
Supplemental Data
Net assets, end of period (in millions)	$ 118	$ 155	$ 164	$ 407	$ 305	$ 355

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

Financial Highlights - Class III

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	.009	.039	.047
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	- E	.009	.039	.047
Distributions from net investment income	- E	- E	- E	(.009)	(.039)	(.047)
Distributions from net realized gain	-	-	- E	-	-	-
Total distributions	- E	- E	- E	(.009)	(.039)	(.047)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.01%	.01%	.87%	3.94%	4.85%
Ratios to Average Net Assets D
Expenses before reductions	.46% A	.46%	.46%	.48%	.47%	.48%
Expenses net of fee waivers, if any	.11% A	.22%	.30%	.46%	.45%	.45%
Expenses net of all reductions	.11% A	.22%	.30%	.46%	.45%	.45%
Net investment income (loss)	.01% A	.01%	.02%	.80%	3.74%	4.76%
Supplemental Data
Net assets, end of period (in millions)	$ 3,606	$ 3,768	$ 3,907	$ 5,051	$ 5,329	$ 3,663

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class IV

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	.007	.007
Net realized and unrealized gain (loss) F	-	-	-	-	-
Total from investment operations	- F	- F	- F	.007	.007
Distributions from net investment income	- F	- F	- F	(.007)	(.007)
Distributions from net realized gain	-	-	- F	-	-
Total distributions	- F	- F	- F	(.007)	(.007)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.01%	.01%	.71%	.68%
Ratios to Average Net Assets E
Expenses before reductions	.71% A	.71%	.71%	.73%	.72% A
Expenses net of fee waivers, if any	.11% A	.22%	.30%	.62%	.70% A
Expenses net of all reductions	.11% A	.22%	.30%	.62%	.70% A
Net investment income (loss)	.01% A	.01%	.03%	.64%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 401,055	$ 304,950	$ 492,495	$ 453,724	$ 117

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

Financial Highlights - Select Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	.001	.011	.041	.049
Net realized and unrealized gain (loss) E	-	-	-	-	-	-
Total from investment operations	- E	- E	.001	.011	.041	.049
Distributions from net investment income	- E	- E	(.001)	(.011)	(.041)	(.049)
Distributions from net realized gain	-	-	- E	-	-	-
Total distributions	- E	- E	(.001)	(.011)	(.041)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.01%	.07%	1.06%	4.15%	5.06%
Ratios to Average Net Assets D
Expenses before reductions	.26% A	.26%	.26%	.28%	.27%	.28%
Expenses net of fee waivers, if any	.11% A	.22%	.24%	.27%	.25%	.25%
Expenses net of all reductions	.11% A	.22%	.24%	.27%	.25%	.25%
Net investment income (loss)	.01% A	.01%	.08%	.99%	3.95%	4.96%
Supplemental Data
Net assets, end of period (in millions)	$ 412	$ 352	$ 365	$ 882	$ 513	$ 296

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 9/30/11	% of fund's investments 3/31/11	% of fund's investments 9/30/10
1 - 7	55.8	57.7	59.8
8 - 30	5.0	10.3	10.5
31 - 60	10.5	9.5	13.6
61 - 90	12.8	1.8	0.0
91 - 180	9.1	9.6	5.0
> 180	6.8	11.1	11.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	9/30/11	3/31/11	9/30/10
Government Portfolio	49 Days	48 Days	48 Days
All Taxable Money Market Funds Average*	39 Days	45 Days	44 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	9/30/11	3/31/11	9/30/10
Government Portfolio	63 Days	88 Days	112 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
Federal Agency Issues 42.0%	Federal Agency Issues 43.9%
U.S. Treasury Obligations 6.2%	U.S. Treasury Obligations 5.4%
Repurchase Agreements 52.9%	Repurchase Agreements 50.6%
Net Other Assets** (1.1)%	Net Other Assets 0.1%

* Source: iMoneyNet, Inc.
** Net Other Assets are not included in the pie chart.

Semiannual Report

Government Portfolio

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Federal Agencies - 42.0%
	Yield (a)	Principal Amount (000s)	Value (000s)
Fannie Mae Mortgage pass-thru certificates - 9.5%
10/19/11 to 9/17/12	0.09 to 0.26% (b)	$ 3,441,230	$ 3,442,694
Federal Farm Credit Bank - 0.2%
11/29/12	0.19 (b)	73,000	72,979
Federal Home Loan Bank - 24.1%
10/12/11 to 11/15/12	0.07 to 0.41 (b)	8,710,270	8,710,109
Freddie Mac - 8.2%
10/4/11 to 11/2/12	0.09 to 0.35 (b)	2,972,236	2,976,105
TOTAL FEDERAL AGENCIES			15,201,887
U.S. Treasury Obligations - 6.2%

U.S. Treasury Bills - 3.8%
11/3/11 to 3/8/12	0.06 to 0.12 (c)	1,378,000	1,377,705
U.S. Treasury Notes - 2.4%
12/15/11 to 8/15/12	0.07 to 0.33	875,000	882,221
TOTAL U.S. TREASURY OBLIGATIONS			2,259,926
Repurchase Agreements - 52.9%
	Maturity Amount (000s)
In a joint trading account at:
0.09% dated 9/30/11 due 10/3/11 (Collateralized by (U.S. Treasury Obligations)) #	$ 16,772,197	16,772,067
0.09% dated 9/30/11 due 10/3/11 (Collateralized by (U.S. Treasury Obligations)) #	740,394	740,388
With:
Barclays Capital, Inc. at 0.15%, dated 7/27/11 due 10/7/11 (Collateralized by U.S. Treasury Obligations valued at $103,049,286, 3.13% - 4%, 5/15/21 - 2/16/26)	101,038	101,000
Citibank NA at:
0.08%, dated 9/28/11 due 10/5/11 (Collateralized by U.S. Treasury Obligations valued at $167,281,957, 2.75% - 3.5%, 2/15/18 - 2/15/19)	164,003	164,000
0.12%, dated 9/27/11 due 10/4/11 (Collateralized by U.S. Government Obligations valued at $170,343,408, 3.5% - 4.5%, 1/1/25 - 3/1/41)	167,004	167,000

	Maturity Amount (000s)	Value (000s)
Deutsche Bank Securities, Inc. at:
0.19%, dated 8/17/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $107,229,195, 4% - 7%, 4/1/32 - 8/1/41)	$ 105,067	$ 105,000
0.23%, dated 8/3/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $90,898,734, 0.56% - 7%, 7/1/23 - 6/20/60)	89,051	89,000
Goldman Sachs & Co. at 0.1%, dated 9/28/11 due 10/5/11 (Collateralized by U.S. Government Obligations valued at $111,181,545, 4% - 6.5%, 6/15/26 - 9/15/41)	109,002	109,000
ING Financial Markets LLC at:
0.17%, dated 8/9/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $46,936,108, 0.63% - 6%, 4/15/22 - 9/1/41)	46,020	46,000
0.18%, dated 8/11/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $59,175,050, 0.63% - 6.04%, 4/1/20 - 6/1/41)	58,023	58,000
0.19%, dated:
7/13/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $416,024,541, 0.63% - 6.5%, 8/25/17 - 1/1/48)	404,390	404,000
7/15/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $207,150,256, 0.63% - 6.39%, 6/5/18 - 9/1/41)	203,199	203,000
0.2%, dated 4/4/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $54,115,781, 0.63% - 4%, 6/12/13 - 2/1/36)	53,062	53,000
0.23%, dated 8/4/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $45,921,716, 0.63% - 6%, 4/15/22 - 9/1/41)	45,052	45,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
RBC Capital Markets Corp. at 0.16%, dated 8/26/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $66,956,952, 0.61% - 7.5%, 1/1/22 - 10/25/41)	$ 65,036	$ 65,000
Wells Fargo Securities, LLC at 0.2%, dated 4/20/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $47,998,417, 3.5% - 4%, 9/1/26 - 9/1/31)	47,048	47,000
TOTAL REPURCHASE AGREEMENTS		19,168,455
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $36,630,268)		36,630,268
NET OTHER ASSETS (LIABILITIES) - (1.1)%		(388,272)
NET ASSETS - 100%		$ 36,241,996
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c) Security or a portion of the security was pledged to cover reverse repurchase agreements. At the period end, the value of securities pledged amounted to $362,976,000. The principal amount of the outstanding reverse repurchase agreement is $363,109,000.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$16,772,067,000 due 10/03/11 at 0.09%
BNP Paribas Securities Corp.	$ 1,195,221
Bank of America NA	4,387,330
Barclays Capital, Inc.	1,590,408
Citibank NA	1,425,883
Credit Agricole Securities (USA), Inc.	438,733
Deutsche Bank Securities, Inc.	1,645,249
HSBC Securities (USA), Inc.	1,548,728
ING Financial Markets LLC	350,987
J.P. Morgan Securities, Inc.	1,096,833
Merrill Lynch, Pierce, Fenner & Smith, Inc.	657,725
Morgan Stanley & Co., Inc.	65,810
RBC Capital Markets Corp.	767,783
RBS Securities, Inc.	219,367
UBS Securities LLC	219,367
Wells Fargo Securities LLC	1,162,643
$ 16,772,067
$740,388,000 due 10/03/11 at 0.09%
Barclays Capital, Inc.	$ 408,163
Merrill Lynch, Pierce, Fenner & Smith, Inc.	66,445
RBC Capital Markets Corp.	75,937
UBS Securities LLC	189,843
$ 740,388
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At March 31, 2011, the Fund had a capital loss carryforward of approximately $2,306,000 all of which will expire in fiscal 2019. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Government Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value (including repurchase agreements of $19,168,455) - See accompanying schedule: Unaffiliated issuers (cost $36,630,268)		$ 36,630,268
Receivable for fund shares sold		41,402
Interest receivable		13,760
Other receivables		336
Total assets		36,685,766

Liabilities
Payable for investments purchased	$ 72,135
Payable for fund shares redeemed	3,737
Distributions payable	172
Accrued management fee	4,041
Payable for reverse repurchase agreement	363,106
Other affiliated payables	146
Other payables and accrued expenses	433
Total liabilities		443,770

Net Assets		$ 36,241,996
Net Assets consist of:
Paid in capital		$ 36,244,486
Distributions in excess of net investment income		(187)
Accumulated undistributed net realized gain (loss) on investments		(2,303)
Net Assets		$ 36,241,996

Class I: Net Asset Value, offering price and redemption price per share ($32,788,422 ÷ 32,780,471 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($989,600 ÷ 989,217 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($1,981,067 ÷ 1,980,420 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($482,907 ÷ 482,910 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2011 (Unaudited)

Investment Income
Interest		$ 27,738

Expenses
Management fee	$ 22,954
Transfer agent fees	9,877
Distribution and service plan fees	3,156
Accounting fees and expenses	791
Custodian fees and expenses	93
Independent trustees' compensation	56
Registration fees	79
Audit	32
Legal	55
Miscellaneous	166
Total expenses before reductions	37,259
Expense reductions	(11,185)	26,074
Net investment income (loss)		1,664
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		3
Net increase in net assets resulting from operations		$ 1,667

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,664	$ 16,186
Net realized gain (loss)	3	(2,304)
Net increase in net assets resulting from operations	1,667	13,882
Distributions to shareholders from net investment income	(1,666)	(16,201)
Distributions to shareholders from net realized gain	-	(976)
Total distributions	(1,666)	(17,177)
Share transactions - net increase (decrease)	3,338,443	(16,132,135)
Total increase (decrease) in net assets	3,338,444	(16,135,430)

Net Assets
Beginning of period	32,903,552	49,038,982
End of period (including distributions in excess of net investment income of $187 and distributions in excess of net investment income of $185, respectively)	$ 36,241,996	$ 32,903,552

Financial Highlights - Class I

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	.002	.017	.046	.050
Net realized and unrealized gain (loss)	- E	- E	-	-	-	-
Total from investment operations	- E	- E	.002	.017	.046	.050
Distributions from net investment income	- E	- E	(.002)	(.017)	(.046)	(.050)
Distributions from net realized gain	-	- E	-	-	-	-
Total distributions	- E	- E	(.002)	(.017)	(.046)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.05%	.17%	1.70%	4.74%	5.15%
Ratios to Average Net Assets D
Expenses before reductions	.21% A	.21%	.21%	.23%	.22%	.23%
Expenses net of fee waivers, if any	.16% A	.21%	.21%	.23%	.20%	.20%
Expenses net of all reductions	.16% A	.21%	.21%	.23%	.20%	.20%
Net investment income (loss)	.01% A	.05%	.18%	1.44%	4.39%	5.04%
Supplemental Data
Net assets, end of period (in millions)	$ 32,788	$ 29,687	$ 45,414	$ 54,931	$ 18,583	$ 5,711

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	.001	.015	.045	.049
Net realized and unrealized gain (loss)	- E	- E	-	-	-	-
Total from investment operations	- E	- E	.001	.015	.045	.049
Distributions from net investment income	- E	- E	(.001)	(.015)	(.045)	(.049)
Distributions from net realized gain	-	- E	-	-	-	-
Total distributions	- E	- E	(.001)	(.015)	(.045)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.01%	.08%	1.55%	4.59%	5.00%
Ratios to Average Net Assets D
Expenses before reductions	.36% A	.36%	.36%	.38%	.38%	.39%
Expenses net of fee waivers, if any	.16% A	.25%	.31%	.38%	.35%	.35%
Expenses net of all reductions	.16% A	.25%	.31%	.38%	.35%	.35%
Net investment income (loss)	.01% A	.01%	.07%	1.29%	4.32%	4.89%
Supplemental Data
Net assets, end of period (in millions)	$ 990	$ 807	$ 1,413	$ 1,936	$ 1,342	$ 536

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

Financial Highlights - Class III

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	- E	.014	.044	.048
Net realized and unrealized gain (loss)	- E	- E	-	-	-	-
Total from investment operations	- E	- E	- E	.014	.044	.048
Distributions from net investment income	- E	- E	- E	(.014)	(.044)	(.048)
Distributions from net realized gain	-	- E	-	-	-	-
Total distributions	- E	- E	- E	(.014)	(.044)	(.048)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.01%	.04%	1.44%	4.48%	4.89%
Ratios to Average Net Assets D
Expenses before reductions	.46% A	.46%	.46%	.49%	.48%	.48%
Expenses net of fee waivers, if any	.16% A	.25%	.35%	.48%	.45%	.45%
Expenses net of all reductions	.16% A	.25%	.35%	.48%	.45%	.45%
Net investment income (loss)	.01% A	.01%	.03%	1.19%	4.27%	4.79%
Supplemental Data
Net assets, end of period (in millions)	$ 1,981	$ 2,050	$ 1,910	$ 3,031	$ 1,763	$ 814

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	.001	.016	.046	.050
Net realized and unrealized gain (loss)	- E	- E	-	-	-	-
Total from investment operations	- E	- E	.001	.016	.046	.050
Distributions from net investment income	- E	- E	(.001)	(.016)	(.046)	(.050)
Distributions from net realized gain	-	- E	-	-	-	-
Total distributions	- E	- E	(.001)	(.016)	(.046)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.02%	.13%	1.65%	4.69%	5.10%
Ratios to Average Net Assets D
Expenses before reductions	.26% A	.26%	.26%	.28%	.27%	.28%
Expenses net of fee waivers, if any	.16% A	.24%	.25%	.28%	.25%	.25%
Expenses net of all reductions	.16% A	.24%	.25%	.28%	.25%	.25%
Net investment income (loss)	.01% A	.01%	.13%	1.39%	4.30%	4.99%
Supplemental Data
Net assets, end of period (in millions)	$ 483	$ 360	$ 302	$ 612	$ 266	$ 45

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Money Market Portfolio

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 9/30/11	% of fund's investments 3/31/11	% of fund's investments 9/30/10
1 - 7	42.6	32.2	29.0
8 - 30	15.7	24.8	23.6
31 - 60	20.1	15.8	14.9
61 - 90	7.6	6.6	15.2
91 - 180	9.7	13.8	14.2
> 180	4.3	6.8	3.1
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	9/30/11	3/31/11	9/30/10
Prime Money Market Portfolio	41 Days	50 Days	51 Days
All Taxable Money Market Funds Average*	39 Days	45 Days	44 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	9/30/11	3/31/11	9/30/10
Prime Money Market Portfolio	83 Days	107 Days	81 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
Corporate Bonds 0.1%	Corporate Bonds 0.1%
Commercial Paper 10.1%	Commercial Paper 18.5%
Bank CDs, BAs, TDs, and Notes 47.6%	Bank CDs, BAs, TDs, and Notes 45.0%
Government Securities† 16.1%	Government Securities† 16.4%
Repurchase Agreements 28.8%	Repurchase Agreements 20.1%
Net Other Assets** (2.7)%	Net Other Assets** (0.1)%

* Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart.

† Includes Federal Financing Bank Supported Student Loan Short-Term Notes.

Semiannual Report

Prime Money Market Portfolio

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
	Yield (a)	Principal Amount (000s)	Value (000s)
Florida Timber Finance III LLC Taxable, LOC Wells Fargo Bank NA
10/7/11	0.22% (d)	$ 25,155	$ 25,155
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA
10/7/11	0.22 (d)	37,000	37,000
TOTAL CORPORATE BONDS			62,155
Certificates of Deposit - 39.0%

Domestic Certificates Of Deposit - 0.4%
Branch Banking & Trust Co.
11/17/11 to 12/5/11	0.24 to 0.27	203,000	203,000
London Branch, Eurodollar, Foreign Banks - 5.2%
ABN AMRO Bank NV
11/3/11	0.36	356,000	356,001
Australia & New Zealand Banking Group Ltd.
12/13/11	0.30	66,000	66,000
Commonwealth Bank of Australia
12/12/11	0.30	190,000	190,000
Credit Agricole SA
10/5/11	0.36	481,000	481,000
HSBC Bank PLC
12/28/11 to 5/10/12	0.30 to 0.55	1,294,000	1,294,000
National Australia Bank Ltd.
12/1/11	0.30	500,000	500,000
			2,887,001
New York Branch, Yankee Dollar, Foreign Banks - 33.4%
Bank of Montreal
11/22/11 to 10/5/12	0.30 to 0.33 (d)	511,000	511,000
Bank of Montreal Chicago CD Program
9/26/12	0.38 (d)	194,000	194,000
Bank of Nova Scotia
11/1/11 to 10/11/12	0.25 to 0.44 (d)	1,869,000	1,869,000
Bank of Tokyo-Mitsubishi
11/3/11 to 11/30/11	0.28 to 0.32	575,000	575,000
BNP Paribas New York Branch
11/2/11 to 11/7/11	0.44 to 0.45	1,225,000	1,225,000
BNP Paribas SA
11/28/11 to 12/12/11	0.46 to 0.63 (d)	825,000	825,014
Canadian Imperial Bank of Commerce New York Branch
10/4/11 to 10/16/12	0.30 to 0.46 (d)	2,393,000	2,393,164
Credit Suisse
10/25/11	0.28 (d)	449,000	449,000

	Yield (a)	Principal Amount (000s)	Value (000s)
Credit Suisse New York Branch
11/14/11 to 12/28/11	0.30 to 0.37%	$ 1,100,000	$ 1,100,000
Deutsche Bank
10/4/11	0.31 (d)	700,000	700,000
Deutsche Bank AG New York Branch
10/14/11 to 10/17/11	0.30	311,000	311,000
Mitsubishi UFJ Trust & Banking Corp.
10/3/11 to 10/27/11	0.28 to 0.30	606,000	606,002
Mizuho Corporate Bank Ltd.
10/5/11 to 10/7/11	0.18	611,000	611,000
National Bank Canada
11/4/11 to 7/6/12	0.33 to 0.37 (d)	833,000	833,000
Rabobank Nederland New York Branch
3/12/12 to 6/8/12	0.28 to 0.35 (d)	2,083,000	2,083,000
Royal Bank of Canada
10/1/12	0.59 (d)	190,000	190,000
Skandinaviska Enskilda Banken
10/6/11	0.26	95,000	95,000
Sumitomo Mitsui Banking Corp.
10/3/11 to 10/12/11	0.18 to 0.20	2,497,000	2,497,000
Sumitomo Trust & Banking Co. Ltd.
10/3/11 to 10/4/11	0.19 to 0.20	388,000	388,000
Svenska Handelsbanken
11/3/11	0.30	393,000	393,002
Toronto-Dominion Bank New York Branch
1/12/12	0.31 (d)	195,000	195,000
UBS AG
11/21/11	0.35	250,000	250,000
			18,293,182
TOTAL CERTIFICATES OF DEPOSIT			21,383,183
Commercial Paper - 10.1%

ASB Finance Ltd.
2/3/12	0.37 (d)	150,000	149,997
Barclays Bank PLC/Barclays US CCP Funding LLC
10/11/11 to 10/18/11	0.27	193,000	192,982
Caisse d'Amort de la Dette Societe
10/11/11 to 5/25/12	0.24 to 0.31 (b)(d)	1,621,000	1,620,606
Commonwealth Bank of Australia
10/28/11 to 12/15/11	0.30 to 0.35 (d)	500,000	499,862
DnB NOR Bank ASA
11/8/11 to 11/17/11	0.30	762,000	761,724
Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
10/12/11 to 10/18/11	0.25 to 0.26%	$ 94,000	$ 93,992
Northern Pines Funding LLC
12/1/11	0.37 (d)	123,000	123,000
Royal Bank of Canada
11/23/11	0.30	463,000	462,796
Skandinaviska Enskilda Banken AB
10/6/11	0.30	368,000	367,985
Svenska Handelsbanken, Inc.
11/3/11 to 12/28/11	0.30 to 0.33	260,000	259,830
Swedbank AB
10/24/11 to 10/26/11	0.38	226,000	225,942
Texas Instruments, Inc.
12/6/11 to 12/12/11	0.20	81,000	80,969
Total Capital Canada Ltd.
12/15/11	0.42	113,000	112,901
UBS Finance, Inc.
11/23/11	0.35	60,000	59,969
Westpac Banking Corp.
10/7/11 to 4/10/12	0.31 to 0.39 (d)	523,000	523,000
TOTAL COMMERCIAL PAPER			5,535,555
U.S. Government and Government Agency Obligations - 0.5%

Other Government Related - 0.5%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
11/3/11	0.65 (c)	250,000	249,865
Federal Agencies - 0.7%

Federal Home Loan Bank - 0.7%
8/30/12 to 10/10/12	0.25 to 0.41	354,000	353,982
U.S. Treasury Obligations - 14.9%

U.S. Treasury Bills - 6.2%
11/3/11 to 3/8/12	0.07 to 0.31	3,360,700	3,359,347
U.S. Treasury Notes - 8.7%
10/31/11 to 10/15/12	0.13 to 0.33	4,753,500	4,775,895
TOTAL U.S. TREASURY OBLIGATIONS			8,135,242
Master Notes - 0.7%

Royal Bank of Scotland PLC
10/17/11	0.73 (d)(g)	380,000	380,000
Medium-Term Notes - 6.0%
	Yield (a)	Principal Amount (000s)	Value (000s)
Commonwealth Bank of Australia
2/10/12	0.31% (b)(d)	$ 236,000	$ 236,000
Metropolitan Life Insurance Co.
12/29/11	0.58 (d)(g)	30,000	30,000
Royal Bank of Canada
10/1/12 to 10/15/12	0.30 to 0.69 (b)(d)	841,000	841,000
10/5/12	0.27 (d)	714,000	713,777
Westpac Banking Corp.
4/2/12 to 6/14/12	0.29 to 0.32 (b)(d)	1,484,000	1,484,000
TOTAL MEDIUM-TERM NOTES			3,304,777
Municipal Securities - 1.9%

Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
10/7/11	0.13 (d)	27,100	27,100
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Participating VRDN Series EGL 06 83 Class A, (Liquidity Facility Citibank NA)
10/7/11	0.16 (d)(f)	35,600	35,600
California Health Facilities Fing. Auth. Rev. (St. Joseph Health Sys. Proj.) Series 2011 D, LOC Wells Fargo Bank NA, VRDN
10/7/11	0.13 (d)	52,300	52,300
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 2005 B1, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
10/7/11	0.12 (d)(e)	8,355	8,355
California Hsg. Fin. Agcy. Rev. (Multifamily Hsg. Prog.) Series 2001 G, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
10/7/11	0.14 (d)(e)	25,965	25,965
California Hsg. Fin. Agcy. Rev. (Multifamily Hsg. Prog.) Series III 2001 E, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
10/7/11	0.14 (d)(e)	19,200	19,200
California Hsg. Fin. Agcy. Rev. Series 2000 A, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
10/7/11	0.15 (d)(e)	31,780	31,780
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, LOC Bank of America NA, VRDN
10/7/11	0.23 (d)	20,495	20,495
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Canyon Creek Apts. Proj.) Series 1995 C, LOC Fannie Mae, VRDN
10/7/11	0.15 (d)(e)	38,800	38,800
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Heritage Park Apts. Proj.) Series 2008 C, LOC Freddie Mac, VRDN
10/7/11	0.15 (d)(e)	9,000	9,000
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Vineyard Creek Apts. Proj.) Series 2003 W, LOC Fannie Mae, VRDN
10/7/11	0.15 (d)(e)	19,500	19,500
Chula Vista Multi-Family Hsg. Rev. (Teresina Apts. Proj.) Series 2006 A, LOC Fannie Mae, VRDN
10/7/11	0.14 (d)(e)	18,970	18,970
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, LOC Union Bank of California, VRDN
10/7/11	0.16% (d)	$ 20,000	$ 20,000
Cobb County Kennestone Hosp. Auth. Rev. (WellStar Health Sys. Proj.) Series 2005 A, LOC Bank of America NA, VRDN
10/7/11	0.26 (d)	10,000	10,000
Contra Costa County Multi-family Hsg. Rev. (Park Regency Proj.) Series 2003 F, LOC Fannie Mae, VRDN
10/7/11	0.14 (d)(e)	12,800	12,800
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 1997 A, LOC PNC Bank NA, VRDN
10/7/11	0.16 (d)	10,600	10,600
Idaho Health Facilities Auth. Rev. (St. Luke's Health Sys. Proj.) Series 2009 B, LOC BMO Harris Bank NA, VRDN
10/7/11	0.15 (d)	18,000	18,000
Illinois Edl. Facilities Auth. Revs. (Field Museum of Natural History Proj.) Series 2000, LOC JPMorgan Chase Bank, VRDN
10/7/11	0.14 (d)	11,200	11,200
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 2008 F, LOC JPMorgan Chase Bank, VRDN
10/7/11	0.13 (d)	10,100	10,100
Indiana Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series 2002 A, LOC JPMorgan Chase Bank, VRDN
10/7/11	0.21 (d)(e)	25,000	25,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 D, LOC Bank of America NA, VRDN
10/7/11	0.13 (d)	11,500	11,500
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series Solar 07 107, (Liquidity Facility U.S. Bank NA, Minnesota)
10/7/11	0.14 (d)(f)	20,595	20,595
Nassau Health Care Corp. Rev. Series 2009 D1, LOC JPMorgan Chase Bank, VRDN
10/7/11	0.12 (d)	22,660	22,660
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Morris Avenue Apts. Proj.) Series A, LOC Fannie Mae, VRDN
10/7/11	0.14 (d)(e)	39,400	39,400
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (One Columbus Place Dev. Proj.) Series A, LOC Fannie Mae, VRDN
10/7/11	0.14 (d)(e)	17,500	17,500
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (Two Gold Street Proj.) Series 2006 A, LOC Fannie Mae, VRDN
10/7/11	0.14 (d)	33,000	33,000
New York Dorm. Auth. Revs. (Univ. of Rochester Proj.) Series 2003 C, LOC JPMorgan Chase Bank, VRDN
10/7/11	0.14 (d)	8,600	8,600
New York Hsg. Fin. Agcy. Rev. (150 East 44th Street Hsg. Proj.) Series 2000 A, LOC Fannie Mae, VRDN
10/7/11	0.15 (d)(e)	20,800	20,800
New York Hsg. Fin. Agcy. Rev. (360 West 43rd Street Hsg. Proj.) Series A, LOC Fannie Mae, VRDN
10/7/11	0.14 (d)(e)	18,800	18,800

	Yield (a)	Principal Amount (000s)	Value (000s)
New York Hsg. Fin. Agcy. Rev. (600 West 42nd Street Hsg. Proj.) Series 2007 A, LOC Bank of New York, New York, VRDN
10/7/11	0.16% (d)(e)	$ 41,800	$ 41,800
New York Hsg. Fin. Agcy. Rev. (Kew Garden Hills Apts. Hsg. Proj.) Series 2003 A, LOC Fannie Mae, VRDN
10/7/11	0.14 (d)(e)	21,800	21,800
New York Hsg. Fin. Agcy. Rev. (Tower 31 Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
10/7/11	0.14 (d)(e)	31,800	31,800
New York Hsg. Fin. Agcy. Rev. (Union Square South Proj.) Series 1996 A, LOC Fannie Mae, VRDN
10/7/11	0.14 (d)(e)	26,300	26,300
New York Hsg. Fin. Agcy. Rev. Series 2010 A, LOC Bank of America NA, VRDN
10/7/11	0.16 (d)	5,000	5,000
North Texas Tollway Auth. Rev. Series 2009 D, LOC JPMorgan Chase Bank, VRDN
10/7/11	0.14 (d)	28,000	28,000
Northwest Texas Independent School District Participating VRDN Series Solar 06 47, (Liquidity Facility U.S. Bank NA, Minnesota)
10/7/11	0.14 (d)(f)	14,365	14,365
Philadelphia Arpt. Rev. Series 2005 C, LOC TD Banknorth, NA, VRDN
10/7/11	0.13 (d)(e)	29,775	29,775
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 A, LOC Wells Fargo Bank NA, VRDN
10/7/11	0.14 (d)	10,125	10,125
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A2, LOC Northern Trust Co., VRDN
10/7/11	0.14 (d)	10,000	10,000
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
10/7/11	0.15 (d)	37,265	37,265
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A2, LOC JPMorgan Chase Bank, VRDN
10/7/11	0.14 (d)(e)	25,000	25,000
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN Series BA 07 1025, (Liquidity Facility Bank of America NA)
10/7/11	0.22 (d)(f)	10,000	10,000
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, LOC KBC Bank NV, VRDN
10/7/11	0.28 (d)	13,170	13,170
Stockton Pub. Fing. Auth. Wtr. Rev. (Delta Wtr. Supply Proj.) Series 2010 A, LOC Union Bank of California, VRDN
10/7/11	0.14 (d)	12,900	12,900
Travis County Health Facilities Dev. (Longhorn Village Proj.) Series 2008 B, LOC Bank of Scotland PLC, VRDN
10/7/11	0.15 (d)	16,900	16,900
Triborough Bridge & Tunnel Auth. Revs. Series 2002 F, (Liquidity Facility Royal Bank of Scotland NV), VRDN
10/7/11	0.13 (d)	70,925	70,925
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Triborough Bridge & Tunnel Auth. Revs. Series 2005 B3, (Liquidity Facility Bank of America NA), VRDN
10/7/11	0.20% (d)	$ 10,000	$ 10,000
Washington Econ. Dev. Fin. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series E, LOC JPMorgan Chase Bank, VRDN
10/7/11	0.21 (d)(e)	20,000	20,000
TOTAL MUNICIPAL SECURITIES			1,052,745
Repurchase Agreements - 28.8%
	Maturity Amount (000s)
In a joint trading account at:
0.04% dated 9/30/11 due 10/3/11 (Collateralized by U.S. Treasury Obligations) #	$ 300,001	300,000
0.09% dated 9/30/11 due 10/3/11 (Collateralized by U.S. Treasury Obligations) #	8,914,477	8,914,408
0.09% dated 9/30/11 due 10/3/11 (Collateralized by U.S. Treasury Obligations) #	234,617	234,615
With:
Barclays Capital, Inc. at:
0.15%, dated 7/27/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $177,530,288, 0% - 6%, 10/15/19 - 8/20/41)	174,066	174,000
0.2%, dated 9/30/11 due 10/3/11 (Collateralized by Corporate Obligations valued at $191,103,186, 0% - 6.5%, 1/15/12 - 12/1/22)	182,003	182,000
0.32%, dated:
9/27/11 due 10/4/11 (Collateralized by Equity Securities valued at $52,922,825)	49,003	49,000
9/29/11 due 10/6/11 (Collateralized by Equity Securities valued at $41,041,459)	38,002	38,000
0.33%, dated 9/30/11 due 10/3/11 (Collateralized by U.S. Government Obligations valued at $103,002,833, 2.5% - 7.5%, 8/25/23 - 5/16/41)	100,003	100,000
0.38%, dated 9/30/11 due 10/3/11 (Collateralized by Equity Securities valued at $1,393,244,120)	1,290,041	1,290,000
0.43%, dated 9/6/11 due 10/6/11 (Collateralized by Mortgage Loan Obligations valued at $83,181,191, .36% - 8.97%, 4/25/33 - 4/25/47)	77,028	77,000

	Maturity Amount (000s)	Value (000s)
0.53%, dated 9/30/11 due 10/3/11 (Collateralized by Corporate Obligations valued at $50,299,706, 0.88% - 5.25%, 2/15/14 - 10/1/14)	$ 47,002	$ 47,000
0.6%, dated 9/8/11 due 10/13/11 (Collateralized by Corporate Obligations valued at $203,972,755, 0.14% - 9.35%, 1/21/15 - 6/11/50)	189,110	189,000
1%, dated:
10/13/10 due 10/11/11 (Collateralized by Corporate Obligations valued at $155,692,853, 0% - 7.25%, 2/16/12 - 1/1/49)	144,442	143,000
8/8/11 due 10/7/11 (Collateralized by Mortgage Loan Obligations valued at $214,560,170, 0% - 8.2%, 7/28/15 - 12/20/54)	199,332	199,000
Citibank NA at:
0.08%, dated 9/28/11 due 10/5/11 (Collateralized by U.S. Treasury Obligations valued at $258,062,957, 0.75% - 3.5%, 9/15/13 - 5/15/20)	253,004	253,000
0.12%, dated 9/27/11 due 10/4/11 (Collateralized by U.S. Government Obligations valued at $264,185,284, 4% - 6.5%, 6/1/23 - 11/1/47)	259,006	259,000
Credit Suisse Securities (USA) LLC at:
0.21%, dated 9/30/11 due 10/3/11 (Collateralized by Equity Securities valued at $947,192,052)	877,015	877,000
0.34%, dated 7/14/11 due 10/7/11 (Collateralized by Equity Securities valued at $226,975,588)	210,179	210,000
0.6%, dated 9/9/11 due 10/12/11 (Collateralized by Equity Securities valued at $39,915,618)	38,021	38,000
0.67%, dated:
9/12/11 due:
10/21/11 (Collateralized by Mortgage Loan Obligations valued at $51,201,827, .63% - 6.27%, 11/25/14 - 12/12/49)	48,035	48,000
10/31/11 (Collateralized by Mortgage Loan Obligations valued at $50,416,947, 5.46% - 5.98%, 2/15/40 - 8/10/45)	48,044	48,000
9/16/11 due 10/27/11 (Collateralized by Mortgage Loan Obligations valued at $108,552,278, 0% - 6.97%, 6/12/17 - 8/25/47)	98,075	98,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Deutsche Bank Securities, Inc. at:
0.19%, dated 8/17/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $171,402,507, 2.38% - 7%, 2/1/26 - 11/1/40)	$ 168,106	$ 168,000
0.23%, dated 8/3/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $172,118,634, 0.85% - 7.5%, 10/15/18 - 2/20/60)	168,097	168,000
Goldman Sachs & Co. at:
0.1%, dated 9/28/11 due 10/5/11 (Collateralized by U.S. Government Obligations valued at $172,382,394, 4% - 6%, 9/15/38 - 7/20/41)	169,003	169,000
0.2%, dated 9/28/11 due 10/5/11 (Collateralized by U.S. Government Obligations valued at $394,750,966, 4% - 6%, 12/1/32 - 8/1/41)	387,015	387,000
0.25%, dated 9/30/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $147,903,081, 4.5% - 5.5%, 9/1/38 - 2/1/41)	145,007	145,000
ING Financial Markets LLC at:
0.17%, dated 8/9/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $89,800,631, 0.63% - 5.5%, 6/25/24 - 6/1/41)	88,037	88,000
0.2%, dated 4/4/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $115,437,364, 0.63% - 6.49%, 7/1/14 - 9/1/41)	113,132	113,000
0.23%, dated 8/4/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $87,790,786, 0.63% - 5.5%, 10/1/18 - 9/1/41)	86,099	86,000
RBS Securities, Inc. at 0.53%, dated 9/30/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $434,914,687, .38% - 11.95%, 10/20/11 - 11/18/50)	406,042	406,000
Royal Bank of Scotland PLC at 0.53%, dated 9/30/11 due 10/7/11 (Collateralized by Corporate Obligations valued at $205,971,138, 0% - 11.88%, 4/22/13 - 1/15/53)	194,020	194,000

	Maturity Amount (000s)	Value (000s)
Wells Fargo Securities, LLC at 0.2%, dated 4/20/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $108,251,749, 3.5% - 4%, 9/1/26 - 9/1/31)	$ 106,108	$ 106,000
TOTAL REPURCHASE AGREEMENTS		15,798,023
TOTAL INVESTMENT PORTFOLIO - 102.7% (Cost $56,255,527)	56,255,527
NET OTHER ASSETS (LIABILITIES) - (2.7)%	(1,457,561)
NET ASSETS - 100%	$ 54,797,966
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,181,606,000 or 7.6% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $249,865,000, or 0.5% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $410,000,000 or 0.7% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.58%, 12/29/11	3/26/02	$ 30,000
Royal Bank of Scotland PLC 0.73%, 10/17/11	9/16/11	$ 380,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$300,000,000 due 10/03/11 at 0.04%
Barclays Capital, Inc.	$ 83,803
HSBC Securities (USA), Inc.	157,550
Merrill Lynch, Pierce, Fenner & Smith, Inc.	58,647
$ 300,000
$8,914,408,000 due 10/03/11 at 0.09%
BNP Paribas Securities Corp.	$ 635,264
Bank of America NA	2,331,883
Barclays Capital, Inc.	845,307
Citibank NA	757,861
Credit Agricole Securities (USA), Inc.	233,188
Deutsche Bank Securities, Inc.	874,455
HSBC Securities (USA), Inc.	823,154
ING Financial Markets LLC	186,550
J.P. Morgan Securities, Inc.	582,970
Merrill Lynch, Pierce, Fenner & Smith, Inc.	349,583
Morgan Stanley & Co., Inc.	34,978
RBC Capital Markets Corp.	408,079
RBS Securities, Inc.	116,594
UBS Securities LLC	116,594
Wells Fargo Securities LLC	617,948
$ 8,914,408
$234,615,000 due 10/03/11 at 0.09%
Barclays Capital, Inc.	$ 129,339
Merrill Lynch, Pierce, Fenner & Smith, Inc.	21,055
RBC Capital Markets Corp.	24,063
UBS Securities LLC	60,158
$ 234,615
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2011 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $15,798,023) - See accompanying schedule: Unaffiliated issuers (cost $56,255,527)		$ 56,255,527
Receivable for fund shares sold		1,109
Interest receivable		37,323
Receivable from investment adviser for expense reductions		1,393
Other receivables		193
Total assets		56,295,545

Liabilities
Payable for investments purchased	$ 1,444,823
Payable for fund shares redeemed	41,488
Distributions payable	1,927
Accrued management fee	6,660
Distribution and service plan fees payable	225
Other affiliated payables	2,069
Other payables and accrued expenses	387
Total liabilities		1,497,579

Net Assets		$ 54,797,966
Net Assets consist of:
Paid in capital		$ 54,795,864
Distributions in excess of net investment income		(4)
Accumulated undistributed net realized gain (loss) on investments		2,106
Net Assets		$ 54,797,966

Class I: Net Asset Value, offering price and redemption price per share ($13,020,747 ÷ 13,018,625 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($668,773 ÷ 668,405 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($1,670,914 ÷ 1,670,928 shares)		$ 1.00

Class IV: Net Asset Value, offering price and redemption price per share ($131,423 ÷ 131,406 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($1,474,502 ÷ 1,474,271 shares)		$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($37,831,607 ÷ 37,825,267 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2011 (Unaudited)

Investment Income
Interest		$ 98,476

Expenses
Management fee	$ 47,009
Transfer agent fees	13,635
Distribution and service plan fees	3,612
Accounting fees and expenses	1,117
Custodian fees and expenses	289
Independent trustees' compensation	121
Registration fees	147
Audit	23
Legal	126
Miscellaneous	288
Total expenses before reductions	66,367
Expense reductions	(10,888)	55,479
Net investment income (loss)		42,997
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		2,106
Net increase in net assets resulting from operations		$ 45,103

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Prime Money Market Portfolio
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 42,997	$ 149,932
Net realized gain (loss)	2,106	1,710
Net increase in net assets resulting from operations	45,103	151,642
Distributions to shareholders from net investment income	(43,001)	(149,918)
Share transactions - net increase (decrease)	(16,047,463)	(1,908,509)
Total increase (decrease) in net assets	(16,045,361)	(1,906,785)

Net Assets
Beginning of period	70,843,327	72,750,112
End of period (including distributions in excess of net investment income of $4 and $0, respectively)	$ 54,797,966	$ 70,843,327

Financial Highlights - Class I

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	.002	.003	.022	.049	.051
Distributions from net investment income	- E	(.002)	(.003)	(.022)	(.049)	(.051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.05%	.19%	.33%	2.23%	4.96%	5.22%
Ratios to Average Net Assets D
Expenses before reductions	.21% A	.21%	.22%	.23%	.22%	.23%
Expenses net of fee waivers, if any	.20% A	.20%	.21%	.22%	.20%	.20%
Expenses net of all reductions	.20% A	.20%	.21%	.22%	.20%	.20%
Net investment income (loss)	.09% A	.19%	.29%	2.14%	4.84%	5.09%
Supplemental Data
Net assets, end of period (in millions)	$ 13,021	$ 21,761	$ 30,823	$ 11,953	$ 7,810	$ 9,075

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights -Class II

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	.002	.021	.047	.049
Distributions from net investment income	- E	- E	(.002)	(.021)	(.047)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.04%	.19%	2.08%	4.81%	5.06%
Ratios to Average Net Assets D
Expenses before reductions	.36% A	.36%	.37%	.38%	.37%	.38%
Expenses net of fee waivers, if any	.28% A	.35%	.35%	.37%	.35%	.35%
Expenses net of all reductions	.28% A	.35%	.35%	.37%	.35%	.35%
Net investment income (loss)	.01% A	.04%	.14%	1.99%	4.72%	4.94%
Supplemental Data
Net assets, end of period (in millions)	$ 669	$ 776	$ 959	$ 1,475	$ 1,363	$ 1,152

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

Financial Highlights -Class III

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	.001	.020	.046	.048
Distributions from net investment income	- E	- E	(.001)	(.020)	(.046)	(.048)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.13%	1.98%	4.70%	4.96%
Ratios to Average Net Assets D
Expenses before reductions	.46% A	.46%	.47%	.48%	.47%	.48%
Expenses net of fee waivers, if any	.28% A	.38%	.42%	.47%	.45%	.45%
Expenses net of all reductions	.28% A	.38%	.42%	.47%	.45%	.45%
Net investment income (loss)	.01% A	.01%	.07%	1.89%	4.60%	4.84%
Supplemental Data
Net assets, end of period (in millions)	$ 1,671	$ 2,732	$ 2,851	$ 3,539	$ 2,911	$ 3,053

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights -Class IV

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008 E
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- G	- G	- G	.017	.011
Distributions from net investment income	- G	- G	- G	(.017)	(.011)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.04%	1.72%	1.10%
Ratios to Average Net Assets F
Expenses before reductions	.71% A	.71%	.72%	.73%	.73% A
Expenses net of fee waivers, if any	.28% A	.38%	.49%	.72%	.70% A
Expenses net of all reductions	.28% A	.38%	.49%	.72%	.70% A
Net investment income (loss)	.01% A	.01%	-% D	1.64%	3.54% A
Supplemental Data
Net assets, end of period (in millions)	$ 131	$ 190	$ 272	$ 67	$ 1

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Amount represents less than .01%.

E For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G Amount represents less than $.001 per share.

Financial Highlights -Select Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	.001	.003	.022	.048	.050
Distributions from net investment income	- E	(.001)	(.003)	(.022)	(.048)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.02%	.14%	.28%	2.18%	4.91%	5.17%
Ratios to Average Net Assets D
Expenses before reductions	.26% A	.26%	.27%	.28%	.27%	.28%
Expenses net of fee waivers, if any	.25% A	.25%	.26%	.27%	.25%	.25%
Expenses net of all reductions	.25% A	.25%	.26%	.27%	.25%	.25%
Net investment income (loss)	.04% A	.14%	.24%	2.09%	4.76%	5.04%
Supplemental Data
Net assets, end of period (in millions)	$ 1,475	$ 1,272	$ 752	$ 600	$ 501	$ 381

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights -Institutional Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.003	.004	.023	.013
Distributions from net investment income	(.001)	(.003)	(.004)	(.023)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.08%	.25%	.39%	2.29%	1.27%
Ratios to Average Net Assets E
Expenses before reductions	.18% A	.18%	.19%	.20%	.19% A
Expenses net of fee waivers, if any	.14% A	.14%	.15%	.16%	.14% A
Expenses net of all reductions	.14% A	.14%	.15%	.16%	.14% A
Net investment income (loss)	.15% A	.25%	.35%	2.20%	4.02% A
Supplemental Data
Net assets, end of period (in millions)	$ 37,832	$ 44,113	$ 37,092	$ 12,523	$ 7,174

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 9/30/11	% of fund's investments 3/31/11	% of fund's investments 9/30/10
1 - 7	40.8	32.1	28.0
8 - 30	17.5	24.0	25.6
31 - 60	20.8	18.0	14.0
61 - 90	10.5	6.4	17.6
91 - 180	6.6	14.0	12.0
> 180	3.8	5.5	2.8
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	9/30/11	3/31/11	9/30/10
Money Market Portfolio	41 Days	48 Days	49 Days
All Taxable Money Market Funds Average *	39 Days	45 Days	44 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	9/30/11	3/31/11	9/30/10
Money Market Portfolio	79 Days	92 Days	82 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
Corporate Bonds 0.1%	Corporate Bonds 0.1%
Commercial Paper 9.7%	Commercial Paper 20.0%
Bank CDs, BAs, TDs, and Notes 56.2%	Bank CDs, BAs, TDs, and Notes 51.0%
Government Securities † 10.7%	Government Securities † 6.4%
Repurchase Agreements 26.2%	Repurchase Agreements 23.7%
Net Other Assets** (2.9)%	Net Other Assets** (1.2)%

* Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart.

† Includes Federal Financing Bank Supported Student Loan Short-Term Notes

Semiannual Report

Money Market Portfolio

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 0.1%
	Yield (a)	Principal Amount (000s)	Value (000s)
LP Pinewood SPV LLC Taxable, LOC Wells Fargo Bank NA
10/7/11	0.22% (d)	$ 67,000	$ 67,000
Certificates of Deposit - 48.2%

Domestic Certificates Of Deposit - 0.3%
Branch Banking & Trust Co.
11/17/11 to 12/5/11	0.24 to 0.27	215,000	215,000
London Branch, Eurodollar, Foreign Banks - 8.8%
ABN AMRO Bank NV
10/3/11 to 11/3/11	0.32 to 0.36	918,000	918,001
Australia & New Zealand Banking Group Ltd.
11/30/11	0.25	144,000	144,000
Commonwealth Bank of Australia
10/21/11 to 12/13/11	0.20 to 0.30	1,310,000	1,310,001
Credit Agricole SA
10/5/11	0.36	406,000	406,000
HSBC Bank PLC
12/28/11 to 5/3/12	0.30 to 0.55	938,000	938,000
National Australia Bank Ltd.
11/8/11 to 12/1/11	0.25 to 0.30	1,774,000	1,774,000
			5,490,002
New York Branch, Yankee Dollar, Foreign Banks - 39.1%
Bank of Tokyo-Mitsubishi UFJ Ltd.
12/6/11 to 12/7/11	0.32	1,299,000	1,299,000
Bank of Montreal
10/20/11 to 10/5/12	0.19 to 0.33 (d)	850,500	850,500
Bank of Montreal Chicago CD Program
9/26/12	0.38 (d)	209,000	209,000
Bank of Nova Scotia
11/18/11 to 10/11/12	0.25 to 0.44 (d)	2,306,000	2,306,000
Bank of Tokyo-Mitsubishi
11/2/11 to 11/29/11	0.28 to 0.32	1,222,000	1,222,000
BNP Paribas New York Branch
11/2/11 to 11/7/11	0.44 to 0.45	1,111,000	1,111,000
BNP Paribas SA
11/18/11 to 12/12/11	0.42 to 0.63 (d)	1,165,000	1,165,013
Canadian Imperial Bank of Commerce New York Branch
10/4/11 to 10/16/12	0.30 to 0.50 (d)	2,497,000	2,497,000
Credit Suisse New York Branch
10/25/11 to 12/28/11	0.24 to 0.37	1,644,000	1,644,008
Deutsche Bank
10/4/11	0.31 (d)	1,000,000	1,000,000

	Yield (a)	Principal Amount (000s)	Value (000s)
Deutsche Bank AG New York Branch
10/5/11	0.20%	$ 610,000	$ 610,000
DnB NOR Bank ASA
11/18/11	0.30	519,000	519,000
Mitsubishi UFJ Trust & Banking Corp.
10/3/11 to 10/14/11	0.28 to 0.30	191,000	191,000
Mizuho Corporate Bank Ltd.
10/5/11 to 10/7/11	0.18	667,000	667,000
National Bank Canada
11/4/11 to 7/6/12	0.33 to 0.37 (d)	780,000	780,000
Rabobank Nederland New York Branch
10/21/11 to 6/8/12	0.20 to 0.35 (d)	2,441,000	2,441,000
Royal Bank of Canada
10/1/12	0.59 (d)	383,000	383,000
Skandinaviska Enskilda Banken
10/6/11	0.26	106,000	106,000
Sumitomo Mitsui Banking Corp.
10/3/11 to 10/12/11	0.18 to 0.20	2,716,000	2,716,000
Sumitomo Trust & Banking Co. Ltd.
10/3/11 to 10/4/11	0.19 to 0.20	418,000	418,000
Svenska Handelsbanken
11/3/11	0.30	425,000	425,002
Toronto-Dominion Bank New York Branch
11/15/11 to 1/12/12	0.25 to 0.31 (d)	439,000	439,000
UBS AG
10/28/11 to 11/23/11	0.22 to 0.35	1,304,000	1,304,000
			24,302,523
TOTAL CERTIFICATES OF DEPOSIT			30,007,525
Commercial Paper - 9.7%

ASB Finance Ltd.
2/1/12	0.37 (d)	150,000	149,997
Barclays Bank PLC/Barclays US CCP Funding LLC
10/4/11 to 10/31/11	0.27	437,000	436,935
Caisse d'Amort de la Dette Societe
10/11/11 to 5/25/12	0.24 to 0.31 (b)(d)	1,433,000	1,432,652
Commonwealth Bank of Australia
10/6/11 to 11/21/11	0.20 to 0.35 (d)	731,875	731,862
Danske Corp.
10/6/11	0.25	157,000	156,995
DnB NOR Bank ASA
11/22/11	0.30	129,000	128,944
Commercial Paper - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
10/12/11 to 10/18/11	0.25 to 0.26%	$ 107,000	$ 106,990
Nordea North America, Inc.
10/18/11	0.21	354,000	353,966
Northern Pines Funding LLC
12/1/11	0.37 (d)	104,000	104,000
Royal Bank of Canada
11/23/11	0.30	456,000	455,799
Skandinaviska Enskilda Banken AB
10/6/11 to 10/7/11	0.30	312,000	311,985
Svenska Handelsbanken, Inc.
11/21/11 to 12/28/11	0.30 to 0.33	421,000	420,745
Swedbank AB
10/26/11 to 10/28/11	0.38	243,000	242,934
Texas Instruments, Inc.
12/6/11 to 12/12/11	0.20	81,000	80,969
Total Capital Canada Ltd.
12/15/11	0.42	104,000	103,909
Westpac Banking Corp.
10/7/11 to 4/10/12	0.31 to 0.39 (d)	822,000	822,000
TOTAL COMMERCIAL PAPER			6,040,682
U.S. Government and Government Agency Obligations - 1.2%

Other Government Related - 1.2%
Straight-A Funding LLC (Liquidity Facility Federal Financing Bank)
10/14/11 to 11/3/11	0.65 (c)	741,000	740,634
Federal Agencies - 3.5%

Fannie Mae - 1.0%
4/2/12	0.20	610,000	609,376
Federal Home Loan Bank - 2.5%
2/6/12 to 8/30/12	0.17 to 0.41	1,563,000	1,562,993
TOTAL FEDERAL AGENCIES			2,172,369
U.S. Treasury Obligations - 6.0%
	Yield (a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Bills - 1.5%
11/3/11 to 2/9/12	0.12 to 0.30%	$ 954,000	$ 953,405
U.S. Treasury Notes - 4.5%
10/31/11 to 10/15/12	0.15 to 0.32	2,759,000	2,772,636
TOTAL U.S. TREASURY OBLIGATIONS			3,726,041
Master Notes - 0.7%

Royal Bank of Scotland PLC
10/17/11	0.73 (d)(g)	421,000	421,000
Medium-Term Notes - 5.6%

Commonwealth Bank of Australia
2/10/12	0.31 (b)(d)	207,000	207,000
Metropolitan Life Insurance Co.
12/29/11	0.58 (d)(g)	65,000	65,000
Royal Bank of Canada
10/1/12 to 10/15/12	0.30 to 0.69 (b)(d)	1,005,000	1,005,000
10/5/12	0.27 (d)	630,000	629,803
Westpac Banking Corp.
4/2/12 to 6/14/12	0.29 to 0.32 (b)(d)	1,583,000	1,583,000
TOTAL MEDIUM-TERM NOTES			3,489,803
Municipal Securities - 1.7%

ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 A, LOC Bank of America NA, VRDN
10/7/11	0.16 (d)	8,500	8,500
Allen County Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2010 D, LOC JPMorgan Chase Bank, VRDN
10/7/11	0.14 (d)	23,000	23,000
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, LOC Freddie Mac, VRDN
10/7/11	0.14 (d)(e)	14,580	14,580
California Hsg. Fin. Agcy. Rev. (Home Mtg. Prog.) Series 2005 A, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
10/7/11	0.14 (d)(e)	23,700	23,700
District of Columbia Rev. (Washington Drama Society, Inc. Proj.) Series 2008, LOC JPMorgan Chase Bank, VRDN
10/7/11	0.15 (d)	37,065	37,065
Fredericksburg Econ. Dev. Auth. (Eagle Village I Proj.) Series 2009 A, LOC Bank of America NA, VRDN
10/7/11	0.26 (d)	70,730	70,730
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1, VRDN
10/7/11	0.12 (d)	5,000	5,000
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2005 H, LOC U.S. Bank NA, Minnesota, VRDN
10/7/11	0.13% (d)	$ 24,725	$ 24,725
Humble Independent School District Participating VRDN Series Solar 06 20, (Liquidity Facility U.S. Bank NA, Minnesota)
10/7/11	0.15 (d)(f)	14,740	14,740
Illinois Fin. Auth. Rev. (Children's Memorial Hosp. Proj.) Series 2008 C, LOC JPMorgan Chase Bank, VRDN
10/7/11	0.14 (d)	34,100	34,100
Illinois Fin. Auth. Rev. (Little Co. of Mary Hosp. Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
10/7/11	0.17 (d)	44,470	44,470
Illinois Fin. Auth. Rev. (Rockford Mem. Hosp. Proj.) LOC JPMorgan Chase Bank, VRDN
10/7/11	0.17 (d)	40,600	40,600
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
10/7/11	0.14 (d)	10,900	10,900
Indiana Health & Edl. Facilities Fing. Auth. Rev. Participating VRDN Series Solar 07 63, (Liquidity Facility U.S. Bank NA, Minnesota)
10/7/11	0.14 (d)(f)	15,195	15,195
Louisiana Pub. Facilities Auth. Hosp. Rev. (Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2005 B, LOC JPMorgan Chase Bank, VRDN
10/7/11	0.14 (d)	25,000	25,000
Louisiana Pub. Facilities Auth. Rev. (CommCare Corp. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
10/7/11	0.15 (d)	14,900	14,900
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series PT 4368, (Liquidity Facility Wells Fargo & Co.)
10/7/11	0.14 (d)(f)	10,060	10,060
Missouri Health & Edl. Facilities Auth. Health Facilities Rev. (SSM Health Care Sys. Proj.) Series 2005 A1, LOC Bank of America NA, VRDN
10/7/11	0.17 (d)	9,100	9,100
Moffat County Poll. Cont. Rev. (Tri-State Generation and Transmission Assoc., Inc. Proj.) Series 2009, LOC Bank of America NA, VRDN
10/7/11	0.18 (d)	11,175	11,175
Monroe County Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Proj.) Series 2009 B, LOC JPMorgan Chase Bank, VRDN
10/7/11	0.13 (d)	12,000	12,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (255 West 9th Street Proj.) Series 2001 A, LOC Fannie Mae, VRDN
10/7/11	0.14 (d)(e)	58,235	58,235
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. (West 43rd Street Proj.) Series 1999 A, LOC Fannie Mae, VRDN
10/7/11	0.14 (d)(e)	24,200	24,200
New York Hsg. Fin. Agcy. Rev. (240 East 39th Street Hsg. Proj.) Series 1997 A, LOC Fannie Mae, VRDN
10/7/11	0.14 (d)(e)	62,700	62,700

	Yield (a)	Principal Amount (000s)	Value (000s)
New York Hsg. Fin. Agcy. Rev. (29 Flatbush Ave. Hsg. Proj.) Series 2010 A, LOC Bank of America NA, VRDN
10/7/11	0.17% (d)	$ 30,000	$ 30,000
New York Hsg. Fin. Agcy. Rev. (360 West 43rd Street Hsg. Proj.) Series A, LOC Fannie Mae, VRDN
10/7/11	0.14 (d)(e)	9,900	9,900
New York Hsg. Fin. Agcy. Rev. (Clinton Green South Hsg. Proj.) Series 2005 A, LOC Freddie Mac, VRDN
10/7/11	0.14 (d)(e)	13,000	13,000
New York Hsg. Fin. Agcy. Rev. (East 39th Street Hsg. Proj.) Series 1999 A, LOC Fannie Mae, VRDN
10/7/11	0.14 (d)(e)	33,700	33,700
New York Hsg. Fin. Agcy. Rev. (Normandie Court II Hsg. Proj.) Series 1999 A, LOC Freddie Mac, VRDN
10/7/11	0.14 (d)(e)	29,870	29,870
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev. Series 2008 A2, LOC Bank of Tokyo-Mitsubishi, VRDN
10/7/11	0.10 (d)	30,755	30,755
Ohio Air Quality Dev. Auth. Rev. (Dayton Pwr. & Lt. Co. Proj.) Series 2008 B, LOC JPMorgan Chase Bank, VRDN
10/7/11	0.13 (d)(e)	20,200	20,200
Pennsylvania Higher Edl. Facilities Auth. Rev. (Thomas Jefferson Univ. Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
10/7/11	0.12 (d)	18,040	18,040
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2004 84D, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
10/7/11	0.13 (d)(e)	18,450	18,450
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2004 86C, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
10/7/11	0.13 (d)(e)	16,640	16,640
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2005-89, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
10/7/11	0.13 (d)(e)	10,000	10,000
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev. Series 2005-91B, (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN
10/7/11	0.13 (d)(e)	21,350	21,350
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, LOC JPMorgan Chase Bank, VRDN
10/7/11	0.15 (d)	19,205	19,205
San Diego Hsg. Auth. Multi-family Hsg. Rev. (Villa Nueva Apts. Proj.) Series 2007 F, LOC Freddie Mac, VRDN
10/7/11	0.15 (d)(e)	37,500	37,500
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series 2010 A3, LOC JPMorgan Chase Bank, VRDN
10/7/11	0.14 (d)(e)	14,000	14,000
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, LOC Fannie Mae, VRDN
10/7/11	0.16 (d)(e)	17,500	17,500
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Scott and White Memorial Hosp. and Scott, Sherwood and Brindley Foundation Proj.) Series 2008 1, LOC Wells Fargo Bank NA, VRDN
10/7/11	0.13 (d)	27,220	27,220
Municipal Securities - continued
	Yield (a)	Principal Amount (000s)	Value (000s)
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C2, LOC Bank of America NA, VRDN
10/7/11	0.18% (d)	$ 17,550	$ 17,550
Texas Gen. Oblig. (Veterans Land Proj.) Series A, VRDN
10/7/11	0.14 (d)(e)	23,140	23,140
Univ. of California Revs. Participating VRDN Putters 3668Z, (Liquidity Facility JPMorgan Chase Bank)
10/7/11	0.16 (d)(f)	10,000	10,000
Univ. of Colorado Hosp. Auth. Rev. Series A, LOC Wells Fargo Bank NA, VRDN
10/7/11	0.12 (d)	23,000	23,000
Univ. of Texas Board of Regents Sys. Rev. Participating VRDN Series BBT 08 25, (Liquidity Facility Branch Banking & Trust Co.)
10/7/11	0.15 (d)(f)	10,085	10,085
TOTAL MUNICIPAL SECURITIES			1,045,780
Repurchase Agreements - 26.2%
	Maturity Amount (000s)
In a joint trading account at:
0.09% dated 9/30/11 due 10/3/11 (Collateralized by U.S. Treasury Obligations) #	$ 7,231,730	7,231,674
0.09% dated 9/30/11 due 10/3/11 (Collateralized by U.S. Treasury Obligations) #	68,713	68,712
With:
Barclays Capital, Inc. at:
0.15%, dated 7/27/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $190,794,137, 0% - 6.22%, 10/15/19 - 1/20/61)	187,071	187,000
0.32%, dated:
9/27/11 due 10/4/11 (Collateralized by Equity Securities valued at $57,243,055)	53,003	53,000
9/29/11 due 10/6/11 (Collateralized by Equity Securities valued at $45,361,614)	42,003	42,000
0.43%, dated 9/6/11 due 10/6/11 (Collateralized by Mortgage Loan Obligations valued at $92,907,568, 0.39% - 10.76%, 8/25/11 - 9/25/21)	86,031	86,000
0.6%, dated 9/8/11 due 10/13/11 (Collateralized by Mortgage Loan Obligations valued at $234,273,687, 0.36% - 10.76%, 2/25/28 - 9/25/46)	217,127	217,000

	Maturity Amount (000s)	Value (000s)
1%, dated:
10/13/10 due 10/11/11 (Collateralized by Corporate Obligations valued at $148,559,332, 0.5% - 6%, 12/15/11 - 5/15/41)	$ 138,381	$ 137,000
8/8/11 due 10/7/11 (Collateralized by Mortgage Loan Obligations valued at $223,291,007, 0.32% - 8.31%, 3/15/12 - 2/10/51)	208,347	208,000
Citibank NA at:
0.08%, dated 9/28/11 due 10/5/11 (Collateralized by U.S. Treasury Obligations valued at $281,523,187, 0.63% - 4.13%, 8/31/12 - 6/30/41)	276,004	276,000
0.12%, dated 9/27/11 due 10/4/11 (Collateralized by U.S. Government Obligations valued at $286,625,733, 3.5% - 6.5%, 1/1/25 - 9/1/41)	281,007	281,000
Citigroup Global Markets, Inc. at:
0.28%, dated 9/30/11 due 10/3/11 (Collateralized by Corporate Obligations valued at $102,002,383, 1.63% - 7%, 11/15/11 - 6/15/25)	100,002	100,000
0.48%, dated 9/30/11 due 10/3/11 (Collateralized by Corporate Obligations valued at $107,131,187, 0% - 12%, 12/20/11 - 3/4/53)	100,004	100,000
Credit Suisse Securities (USA) LLC at:
0.21%, dated 9/30/11 due 10/3/11 (Collateralized by Equity Securities valued at $265,689,020)	246,004	246,000
0.34%, dated 7/14/11 due 10/7/11 (Collateralized by Equity Securities valued at $228,056,444)	211,179	211,000
0.6%, dated 9/9/11 due 10/12/11 (Collateralized by Corporate Obligations valued at $45,169,103, 4.95% - 6.9%, 8/15/13 - 3/1/19)	43,024	43,000
0.67%, dated:
9/12/11 due:
10/21/11 (Collateralized by Mortgage Loan Obligations valued at $58,339,548, .22% - 7.0%, 12/25/27 - 1/25/47)	54,039	54,000
10/31/11 (Collateralized by Mortgage Loan Obligations valued at $57,686,472, 0.0% - 8.92%, 8/18/13 - 4/15/49)	54,049	54,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Credit Suisse Securities (USA) LLC at: - continued
9/16/11 due 10/27/11 (Collateralized by Mortgage Loan Obligations valued at $113,429,594, .44% - 6.97%, 5/25/21 - 8/25/47)	$ 105,080	$ 105,000
Deutsche Bank Securities, Inc. at:
0.19%, dated 8/17/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $188,746,808, 3.5% - 7%, 10/1/25 - 5/1/41)	185,117	185,000
0.23%, dated 8/3/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $195,381,488, 0.66% - 7%, 11/1/20 - 8/20/61)	190,109	190,000
Goldman Sachs & Co. at:
0.1%, dated 9/28/11 due 10/5/11 (Collateralized by U.S. Government Obligations valued at $187,682,607, 4.5% - 6%, 12/15/36 - 5/15/40)	184,004	184,000
0.2%, dated 9/28/11 due 10/5/11 (Collateralized by U.S. Government Obligations valued at $430,451,958, 3.5% - 6.0%, 10/1/25 - 8/1/41)	422,016	422,000
0.25%, dated 9/30/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $162,183,379, 4.5% - 5.5%, 7/1/31 - 2/1/41)	159,008	159,000
0.17%, dated 8/9/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $93,877,850, 0.63% - 6.12%, 6/5/18 - 3/1/38)	92,039	92,000
0.18%, dated 8/11/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $113,322,390, 0.63% - 6%, 10/15/24 - 9/1/41)	111,045	111,000
0.2%, dated 4/4/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $109,264,652, 0.63% - 6.04%, 11/1/21 - 6/1/41)	107,125	107,000
0.23%, dated 8/4/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $97,976,632, 0.63% - 6.21%, 6/5/18 - 10/1/44)	96,110	96,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
0.48%, dated 9/30/11 due 10/3/11 (Collateralized by Equity Securities valued at $1,064,145,176)	$ 979,039	$ 979,000
0.5%, dated 7/25/11 due 10/24/11 (Collateralized by Equity Securities valued at $397,113,893)	365,461	365,000
0.65%, dated 4/26/11 due 10/24/11 (Collateralized by Equity Securities valued at $83,934,420)	77,252	77,000
0.69%, dated 7/27/11 due 1/23/12 (Collateralized by Equity Securities valued at $319,969,618)	295,014	294,000
J.P. Morgan Securities, Inc. at:
0.16%, dated 9/30/11 due 10/3/11 (Collateralized by U.S. Government Obligations valued at $1,356,601,811, 3.5% - 6%, 6/1/14 - 10/1/41)	1,330,018	1,330,000
0.75%, dated 9/28/11 due 3/26/12 (Collateralized by Mortgage Loan Obligations valued at $106,925,031, .43% - 6.75%, 2/25/34 - 12/20/46)	99,371	99,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.23%, dated 9/30/11 due 10/3/11 (Collateralized by Equity Securities valued at $185,763,561)	172,003	172,000
0.48%, dated 9/30/11 due 10/3/11 (Collateralized by Corporate Obligations valued at $227,985,417, 0% - 8%, 6/15/12 - 12/15/37)	210,008	210,000
0.58%, dated 9/30/11 due 10/3/11 (Collateralized by Corporate Obligations valued at $356,417,226, 0% - 10.96%, 11/8/12 - 3/4/53)	330,016	330,000
RBC Capital Markets Corp. at:
0.16%, dated 8/26/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $117,689,201, 0.63% - 10%, 1/1/16 - 8/25/41)	115,064	115,000
0.17%, dated 7/28/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $71,490,368, 3.63% - 6%, 10/1/11 - 8/1/41)	70,031	70,000
RBS Securities, Inc. at 0.53%, dated 9/30/11 due 10/7/11 (Collateralized by U.S. Corporate Obligations valued at $480,600,257, 0.28% - 9.50%, 10/25/12 - 3/20/50)	445,046	445,000
Repurchase Agreements - continued
	Maturity Amount (000s)	Value (000s)
With: - continued
Royal Bank of Scotland PLC at 0.53%, dated 9/30/11 due 10/7/11 (Collateralized by Corporate Obligations valued at $225,741,673, 0.0% - 5.92%, 1/26/12 - 2/10/51)	$ 212,022	$ 212,000
UBS Securities LLC at:
0.38%, dated 7/7/11 due 10/5/11 (Collateralized by Corporate Obligations valued at $79,739,173, 1.5% - 6.5%, 5/1/13 - 6/15/38)	74,070	74,000
0.42%, dated:
8/24/11 due 10/7/11 (Collateralized by Corporate Obligations valued at $59,877,931, 3.8% - 6.45%, 1/1/12 - 3/15/37)	57,060	57,000
8/25/11 due 10/7/11 (Collateralized by Corporate Obligations valued at $76,714,890, 4.5% - 11.88%, 11/15/13 - 2/15/36)	71,075	71,000
Wells Fargo Securities, LLC at:
0.2%, dated 4/20/11 due 10/7/11 (Collateralized by U.S. Government Obligations valued at $102,124,292, 3.5% - 4%, 9/1/26 - 9/1/31)	100,102	100,000
0.35%, dated 7/11/11 due 10/7/11 (Collateralized by Corporate Obligations valued at $79,743,643, 0% - 9.85%, 2/6/12 - 9/25/43)	76,068	76,000
TOTAL REPURCHASE AGREEMENTS		16,322,386
TOTAL INVESTMENT PORTFOLIO - 102.9% (Cost $64,033,220)	64,033,220
NET OTHER ASSETS (LIABILITIES) - (2.9)%	(1,812,446)
NET ASSETS - 100%	$ 62,220,774
Security Type Abbreviations
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,227,652,000 or 6.8% of net assets.

(c) The Federal Financing Bank, an instrumentality of the U.S. Government acting under the supervision of the Secretary of the Treasury (FFB), has entered into a Liquidity Loan Agreement with Straight-A Funding LLC (Issuer), pursuant to which the FFB has committed, subject to certain conditions, to provide financing to the Issuer to cover any payment deficiencies in respect of notes on their legal final maturity dates. At the end of the period, these securities amounted to $740,634,000, or 1.2% of net assets.

(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $486,000,000 or 0.8% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Metropolitan Life Insurance Co. 0.58%, 12/29/11	3/26/02	$ 65,000
Royal Bank of Scotland PLC 0.73%, 10/17/11	9/16/11	$ 421,000
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$7,231,674,000 due 10/03/11 at 0.09%
BNP Paribas Securities Corp.	$ 515,348
Bank of America NA	1,891,702
Barclays Capital, Inc.	685,742
Citibank NA	614,803
Credit Agricole Securities (USA), Inc.	189,170
Deutsche Bank Securities, Inc.	709,388
HSBC Securities (USA), Inc.	667,771
ING Financial Markets LLC	151,336
J.P. Morgan Securities, Inc.	472,925
Merrill Lynch, Pierce, Fenner & Smith, Inc.	283,594
Morgan Stanley & Co., Inc.	28,376
RBC Capital Markets Corp.	331,048
RBS Securities, Inc.	94,585
UBS Securities LLC	94,585
Wells Fargo Securities LLC	501,301
$ 7,231,674
$68,712,000 due 10/03/11 at 0.09%
Barclays Capital, Inc.	$ 37,881
Merrill Lynch, Pierce, Fenner & Smith, Inc.	6,166
RBC Capital Markets Corp.	7,047
UBS Securities LLC	17,618
$ 68,712
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Money Market Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2011 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $16,322,386) - See accompanying schedule: Unaffiliated issuers (cost $64,033,220)		$ 64,033,220
Receivable for fund shares sold		89,697
Interest receivable		34,439
Receivable from investment adviser for expense reductions		1,804
Other receivables		593
Total assets		64,159,753

Liabilities
Payable for investments purchased	$ 1,870,031
Payable for fund shares redeemed	56,455
Distributions payable	1,627
Accrued management fee	7,333
Distribution and service plan fees payable	246
Other affiliated payables	2,498
Other payables and accrued expenses	789
Total liabilities		1,938,979

Net Assets		$ 62,220,774
Net Assets consist of:
Paid in capital		$ 62,220,303
Distributions in excess of net investment income		(11)
Accumulated undistributed net realized gain (loss) on investments		482
Net Assets		$ 62,220,774

Class I: Net Asset Value, offering price and redemption price per share ($27,057,449 ÷ 27,049,675 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($234,446 ÷ 234,405 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($2,434,721 ÷ 2,435,412 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($680,387 ÷ 680,229 shares)		$ 1.00

Class F: Net Asset Value, offering price and redemption price per share ($1,054,067 ÷ 1,054,053 shares)		$ 1.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($30,759,704 ÷ 30,750,684 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2011 (Unaudited)

Investment Income
Interest		$ 105,995

Expenses
Management fee	$ 45,793
Transfer agent fees	14,886
Distribution and service plan fees	3,681
Accounting fees and expenses	1,101
Custodian fees and expenses	280
Independent trustees' compensation	115
Registration fees	255
Audit	23
Legal	115
Miscellaneous	285
Total expenses before reductions	66,534
Expense reductions	(11,686)	54,848
Net investment income (loss)		51,147
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		482
Net increase in net assets resulting from operations		$ 51,629

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 51,147	$ 158,317
Net realized gain (loss)	482	659
Net increase in net assets resulting from operations	51,629	158,976
Distributions to shareholders from net investment income	(51,158)	(158,301)
Share transactions - net increase (decrease)	(4,560,330)	2,348,365
Total increase (decrease) in net assets	(4,559,859)	2,349,040

Net Assets
Beginning of period	66,780,633	64,431,593
End of period (including distributions in excess of net investment income of $11 and $0, respectively)	$ 62,220,774	$ 66,780,633

Financial Highlights - Class I

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.002	.005	.023	.049	.051
Distributions from net investment income	(.001)	(.002)	(.005)	(.023)	(.049)	(.051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.07%	.23%	.47%	2.37%	5.01%	5.24%
Ratios to Average Net Assets D
Expenses before reductions	.21% A	.21%	.22%	.23%	.22%	.23%
Expenses net of fee waivers, if any	.18% A	.18%	.19%	.20%	.18%	.18%
Expenses net of all reductions	.18% A	.18%	.19%	.20%	.18%	.18%
Net investment income (loss)	.14% A	.23%	.45%	2.31%	4.91%	5.14%
Supplemental Data
Net assets, end of period (in millions)	$ 27,057	$ 31,063	$ 34,386	$ 35,613	$ 28,573	$ 28,969

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.001	.003	.022	.047	.050
Distributions from net investment income	(.001)	(.001)	(.003)	(.022)	(.047)	(.050)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.08%	.31%	2.21%	4.85%	5.08%
Ratios to Average Net Assets D
Expenses before reductions	.36% A	.36%	.37%	.38%	.37%	.38%
Expenses net of fee waivers, if any	.31% A	.33%	.34%	.35%	.33%	.33%
Expenses net of all reductions	.31% A	.33%	.34%	.35%	.33%	.33%
Net investment income (loss)	.01% A	.08%	.30%	2.16%	4.70%	4.99%
Supplemental Data
Net assets, end of period (in millions)	$ 234	$ 420	$ 835	$ 680	$ 699	$ 637

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Financial Highlights - Class III

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	- E	.002	.021	.046	.049
Distributions from net investment income	- E	- E	(.002)	(.021)	(.046)	(.049)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.01%	.01%	.22%	2.11%	4.74%	4.98%
Ratios to Average Net Assets D
Expenses before reductions	.46% A	.46%	.47%	.48%	.47%	.48%
Expenses net of fee waivers, if any	.31% A	.40%	.44%	.45%	.43%	.43%
Expenses net of all reductions	.31% A	.40%	.44%	.45%	.43%	.43%
Net investment income (loss)	.01% A	.01%	.21%	2.06%	4.49%	4.89%
Supplemental Data
Net assets, end of period (in millions)	$ 2,435	$ 3,524	$ 3,766	$ 4,184	$ 5,256	$ 1,701

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- E	.002	.004	.023	.048	.051
Distributions from net investment income	- E	(.002)	(.004)	(.023)	(.048)	(.051)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.05%	.18%	.42%	2.31%	4.96%	5.19%
Ratios to Average Net Assets D
Expenses before reductions	.26% A	.26%	.27%	.28%	.27%	.28%
Expenses net of fee waivers, if any	.23% A	.23%	.24%	.25%	.23%	.23%
Expenses net of all reductions	.23% A	.23%	.24%	.25%	.23%	.23%
Net investment income (loss)	.09% A	.18%	.40%	2.25%	4.60%	5.08%
Supplemental Data
Net assets, end of period (in millions)	$ 680	$ 2,161	$ 622	$ 619	$ 1,626	$ 470

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

Financial Highlights - Class F

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.003	.003
Distributions from net investment income	(.001)	(.003)	(.003)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.09%	.27%	.29%
Ratios to Average Net Assets E
Expenses before reductions	.15% A	.15%	.16% A
Expenses net of fee waivers, if any	.14% A	.14%	.15% A
Expenses net of all reductions	.14% A	.14%	.15% A
Net investment income (loss)	.18% A	.27%	.26% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,054	$ 822	$ 149

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period June 26, 2009 (commencement of sale of shares) to March 31, 2010.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights -Institutional Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008 D
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	.001	.003	.005	.024	.013
Distributions from net investment income	(.001)	(.003)	(.005)	(.024)	(.013)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C	.09%	.27%	.51%	2.41%	1.29%
Ratios to Average Net Assets E
Expenses before reductions	.18% A	.18%	.19%	.20%	.19% A
Expenses net of fee waivers, if any	.14% A	.14%	.15%	.16%	.14% A
Expenses net of all reductions	.14% A	.14%	.15%	.16%	.14% A
Net investment income (loss)	.18% A	.27%	.49%	2.35%	4.03% A
Supplemental Data
Net assets, end of period (in millions)	$ 30,760	$ 28,790	$ 24,674	$ 15,526	$ 11,578

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D For the period December 12, 2007 (commencement of sale of shares) to March 31, 2008.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio

Investment Changes (Unaudited)

Effective Maturity Diversification
Days	% of fund's investments 9/30/11	% of fund's investments 3/31/11	% of fund's investments 9/30/10
1 - 7	87.3	83.2	83.4
8 - 30	1.8	2.2	4.8
31 - 60	1.6	2.0	3.0
61 - 90	2.3	4.5	3.4
91 - 180	3.0	6.3	2.7
> 180	4.0	1.8	2.7
Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.
Weighted Average Maturity
	9/30/11	3/31/11	9/30/10
Tax-Exempt Portfolio	22 Days	21 Days	20 Days
All Tax-Free Money Market Funds Average*	33 Days	27 Days	33 Days

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and markets changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Weighted Average Life
	9/30/11	3/31/11	9/30/10
Tax-Exempt Portfolio	22 Days	21 Days	20 Days

Weighted Average Life (WAL) is the weighted average of the life of the securities held in a fund or portfolio and can be used as a measure of sensitivity to changes in liquidity and/or credit risk. Generally, the higher the value, the greater the sensitivity. WAL is based on the dollar-weighted average length of time until principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets. The difference between WAM and WAL is that WAM takes into account interest rate resets and WAL does not. WAL for money market funds is not the same as WAL of a mortgage- or asset-backed security.

Asset Allocation (% of fund's net assets)
As of September 30, 2011	As of March 31, 2011
Variable Rate Demand Notes (VRDNs) 73.4%	Variable Rate Demand Notes (VRDNs) 71.2%
Commercial Paper (including CP Mode) 13.7%	Commercial Paper (including CP Mode) 12.9%
Tender Notes and Bonds 1.1%	Tender Notes and Bonds 1.1%
Municipal Notes 1.5%	Municipal Notes 3.6%
Municipal Bonds 2.6%	Municipal Bonds 2.7%
Tax-Free Cash Central 7.1%	Tax-Free Cash Central 8.7%
Net Other Assets 0.6%	Net Other Assets** (0.2)%

* Source: iMoneyNet, Inc.

** Net Other Assets are not included in the pie chart.

Semiannual Report

Tax-Exempt Portfolio

Investments September 30, 2011 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.4%
	Principal Amount (000s)	Value (000s)
Alabama - 1.4%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.):
Series 1995 C, 0.24% 10/3/11, VRDN (b)	$ 8,000	$ 8,000
Series 1995 E, 0.17% 10/3/11, VRDN (b)	6,700	6,700
Daphne-Villa Mercy Spl. Care Facilities Fing. Auth. Rev. (Mercy Med. Proj.) Series 1997, 0.26% 10/7/11, LOC Bank of America NA, VRDN (b)	7,100	7,100
Mobile Indl. Dev. Board Dock & Wharf Rev. (Holnam, Inc. Proj.) Series 1999 B, 0.15% 10/7/11, LOC Wells Fargo Bank NA, VRDN (b)	1,800	1,800
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2009, 0.16% 10/3/11, VRDN (b)	1,000	1,000
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2009 A, 0.16% 10/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	10,350	10,350
Univ. of Alabama at Birmingham Hosp. Rev. Participating VRDN Series Solar 07 108, 0.15% 10/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	15,975	15,975
		50,925
Alaska - 0.1%
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.2% 10/7/11 (ConocoPhillips Guaranteed), VRDN (b)	4,500	4,500
Arizona - 1.3%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2009 F, 0.14% 10/7/11, LOC Citibank NA, VRDN (b)	14,000	14,000
Phoenix Civic Impt. Corp. Series 2009, 0.14% 10/5/11, LOC Bank of America NA, CP	16,200	16,200
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Putters 3458, 0.16% 10/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,000	3,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Paradise Lakes Apt. Proj.) Series 2007 A, 0.14% 10/7/11, LOC Wells Fargo Bank NA, VRDN (b)	2,000	2,000
Pima County Indl. Dev. Auth. Indl. Rev. (Tucson Elec. Pwr. Co. Proj.) Series 1982 A, 0.16% 10/7/11, LOC Wells Fargo Bank NA, VRDN (b)	4,000	4,000

	Principal Amount (000s)	Value (000s)
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN:
Series Putters 3307, 0.16% 10/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 6,600	$ 6,600
Series Putters 3708Z, 0.16% 10/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,000	2,000
Tempe Indl. Dev. Auth. Rev. (ASUF Brickyard Proj.) Series 2004 A, 0.36% 10/7/11, LOC Bank of America NA, VRDN (b)	1,000	1,000
		48,800
Arkansas - 0.6%
Boone Co. Hosp. Rev. (North Arkansas Reg'l. Med. Ctr. Proj.) Series 2006, 0.26% 10/7/11, LOC Bank of America NA, VRDN (b)	22,065	22,065
California - 3.7%
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.) Series 2009 C, 0.13% 10/7/11, LOC Citibank NA, VRDN (b)	5,400	5,400
Acalanes Union High School District Participating VRDN Series WF11 85Z, 0.16% 10/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	10,155	10,155
California Edl. Facilities Auth. Rev. Participating VRDN Series DB 373, 0.18% 10/7/11 (Liquidity Facility Deutsche Bank AG) (b)(e)	1,422	1,422
California Gen. Oblig.:
Series 2004 A1, 0.11% 10/3/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	9,800	9,800
Series 2004 A5, 0.13% 10/3/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	15,450	15,450
Series 2004 A6, 0.14% 10/7/11, LOC Citibank NA, LOC California Teachers Retirement Sys., VRDN (b)	3,150	3,150
Series 2004 B4, 0.14% 10/7/11, LOC Citibank NA, VRDN (b)	8,000	8,000
Series 2005 B5, 0.15% 10/7/11, LOC Barclays Bank PLC, VRDN (b)	4,000	4,000
California Health Facilities Fing. Auth. Rev.:
(Children's Hosp. of Orange County Proj.):
Series 2009 C, 0.14% 10/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,000	2,000
Series 2009 D, 0.14% 10/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,150	2,150
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
(St. Joseph Health Sys. Proj.) Series 2011 A, 0.13% 10/7/11, LOC Union Bank of California, VRDN (b)	$ 1,000	$ 1,000
California Hsg. Fin. Agcy. Rev. (Multifamily Hsg. Prog.):
Series 2000 D, 0.13% 10/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	3,955	3,955
Series 2002 B, 0.13% 10/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	4,640	4,640
California Infrastructure & Econ. Dev. Bank Rev. (Pacific Gas and Elec. Co. Proj.) Series 2009 C, 0.12% 10/3/11, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	3,900	3,900
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.15% 10/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	7,500	7,500
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev. (Promenade Towers Proj.) Series 2000, 0.13% 10/7/11, LOC Freddie Mac, VRDN (b)	1,760	1,760
Los Angeles Gen. Oblig.:
Bonds Series Putters 3930, 0.16%, tender 10/20/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)(f)	6,400	6,400
Participating VRDN Series Putters 3931, 0.15% 10/3/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	5,000	5,000
Orange County Apt. Dev. Rev. (Aliso Creek Proj.) Series 1992 B, 0.12% 10/7/11, LOC Freddie Mac, VRDN (b)	2,400	2,400
Orange County Sanitation District Rev. BAN Series 2010 B, 2% 11/23/11	11,400	11,427
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 A, 0.13% 10/7/11, LOC Citibank NA, VRDN (b)	7,000	7,000
Richmond Wastewtr. Rev. Series 2008 A, 0.15% 10/7/11, LOC Union Bank of California, VRDN (b)	2,000	2,000
Sacramento Suburban Wtr. District Ctfs. of Prtn. Series 2009 A, 0.13% 10/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	5,000	5,000
San Bernardino County Gen. Oblig. TRAN Series A, 2% 6/29/12	5,800	5,874

	Principal Amount (000s)	Value (000s)
Southern California Pub. Pwr. Auth. Rev. (Palo Verde Proj.) Series 2008 A, 0.13% 10/7/11, LOC Citibank NA, VRDN (b)	$ 8,000	$ 8,000
Univ. of California Revs. Series A, 0.14% 10/17/11, CP	1,370	1,370
		138,753
Colorado - 2.7%
Colorado Health Facilities Auth. Rev.:
(Catholic Health Initiatives Proj.) Series 2004 B1, 0.35% 10/7/11 (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	6,545	6,545
(NCMC, Inc. Proj.) Series 2009 A, 0.15% 10/3/11, LOC Wells Fargo Bank NA, VRDN (b)	15,120	15,120
Participating VRDN Series BA 08 1090, 0.22% 10/7/11 (Liquidity Facility Bank of America NA) (b)(e)	5,375	5,375
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 07 0039, 0.16% 10/7/11 (Liquidity Facility Citibank NA) (b)(e)	16,000	16,000
Series EGL 07 0040, 0.16% 10/7/11 (Liquidity Facility Citibank NA) (b)(e)	11,700	11,700
Series ROC II R 12312, 0.16% 10/7/11 (Liquidity Facility Citibank NA) (b)(e)	6,000	6,000
Denver City & County Wtr. Participating VRDN Series PZ 232, 0.17% 10/7/11 (Liquidity Facility Wells Fargo & Co.) (b)(e)	16,010	16,010
Denver Urban Renewal Auth. Tax Increment Rev.:
Series 2008 A1, 0.16% 10/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	14,460	14,460
Series 2008 A2, 0.16% 10/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	9,420	9,420
		100,630
Connecticut - 0.2%
Connecticut Health & Edl. Facilities Auth. Rev.:
(Greater Hartford YMCA Proj.) Series 2008 B, 0.21% 10/3/11, LOC Bank of America NA, VRDN (b)	1,000	1,000
(Masonicare Corp. Proj.) Series D, 0.15% 10/3/11, LOC Wells Fargo Bank NA, VRDN (b)	2,400	2,400
Participating VRDN Series Putters 3363, 0.16% 10/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,800	2,800
		6,200
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Delaware - 1.4%
Delaware Health Facilities Auth. Rev.:
(Bayhealth Med. Ctr. Proj.) Series 2009 C, 0.15% 10/3/11, LOC Wells Fargo Bank NA, VRDN (b)	$ 36,125	$ 36,125
(Beebe Med. Ctr. Proj.) 0.18% 10/7/11, LOC PNC Bank NA, VRDN (b)	12,805	12,805
Wilmington Adjustable Rate Demand Rev. (Delaware Art Museum, Inc. Proj.) 0.15% 10/7/11, LOC Wells Fargo Bank NA, VRDN (b)	4,200	4,200
		53,130
District Of Columbia - 1.4%
District of Columbia Income Tax Rev. Participating VRDN Series Putters 3354, 0.16% 10/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,155	7,155
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.36% 10/7/11, LOC Bank of America NA, VRDN (b)	2,100	2,100
(Defenders of Wildlife Proj.) 0.36% 10/7/11, LOC Bank of America NA, VRDN (b)	5,905	5,905
(Friends Legal Svcs. Corp. Proj.) 0.36% 10/7/11, LOC Bank of America NA, VRDN (b)	10,290	10,290
(The Phillips Collection Issue Proj.) Series 2003, 0.46% 10/7/11, LOC Bank of America NA, VRDN (b)	2,675	2,675
(The Washington Ctr. for Internships and Academic Seminars Proj.) Series 2009, 0.15% 10/7/11, LOC Branch Banking & Trust Co., VRDN (b)	4,000	4,000
Bonds (American Nat'l. Red Cross Proj.) Series 2000, 0.15% tender 10/6/11, LOC JPMorgan Chase Bank, CP mode	6,600	6,600
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 A, 0.23% 10/7/11, LOC Bank of America NA, VRDN (b)	11,700	11,700
		50,425
Florida - 9.9%
Local Govt. Fin. Comm Series 2011 A1, 0.14% 10/3/11, LOC JPMorgan Chase Bank, CP	8,500	8,500
Alachua County Health Facilities Auth. Continuing Care Retirement Cmnty. Rev. (Oak Hammock at The Univ. of Florida, Inc. Proj.) Series A, 0.16% 10/3/11, LOC Bank of Scotland PLC, VRDN (b)	2,230	2,230
Cape Coral Wtr. & Swr. Rev. Participating VRDN Series Solar 07 60, 0.17% 10/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	20,395	20,395

	Principal Amount (000s)	Value (000s)
Collier County Indl. Dev. Auth. (Cmnty. School of Naples Proj.) 0.36% 10/7/11, LOC Bank of America NA, VRDN (b)	$ 13,680	$ 13,680
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN:
Series EGL 07 48, 0.15% 10/7/11 (Liquidity Facility Citibank NA) (b)(e)	21,445	21,445
Series ROC II R 817, 0.15% 10/7/11 (Liquidity Facility Citibank NA) (b)(e)	10,005	10,005
Florida Dept. of Envir. Protection Rev. Bonds Series 2001 A, 5.5% 7/1/12	1,000	1,038
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 07 30, 0.15% 10/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	15,010	15,010
Florida Gen. Oblig. Participating VRDN Series PZ 130, 0.17% 10/7/11 (Liquidity Facility Wells Fargo & Co.) (b)(e)	7,070	7,070
Florida Hsg. Fin. Corp. Multi-family Mtg. Rev. (Victoria Park Apts. Proj.) Series 2002 J, 0.16% 10/7/11, LOC Fannie Mae, VRDN (b)	1,050	1,050
Florida Hurricane Catastrophe Fund Fin. Corp. Rev. Bonds Series 2006 A, 5.25% 7/1/12	13,340	13,835
Florida Local Govt. Fin. Commission Auth. Rev. Series 2006 A, 0.14% 10/5/11, LOC Wells Fargo Bank NA, CP	3,839	3,839
Highlands County Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt, Inc. Prog.) Series 2007 A1, 0.12% 10/7/11, VRDN (b)	1,000	1,000
(Adventist Health Sys./Sunbelt Obligated Group Proj.) Series 2005 H, 0.13% 10/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	14,700	14,700
Participating VRDN Series MS 3251, 0.17% 10/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	5,625	5,625
Jacksonville Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr. Proj.) Series 2001, 0.15% 10/3/11, LOC Wells Fargo Bank NA, VRDN (b)	12,490	12,490
Miami-Dade County Gen. Oblig. Bonds Series 2011 C, 2% 10/1/11	5,685	5,685
Nassau County Poll. Cont. Rev. (Rayonier Proj.) 0.36% 10/7/11, LOC Bank of America NA, VRDN (b)	11,910	11,910
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 C2, 0.14% 10/7/11, VRDN (b)	11,810	11,810
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Florida - continued
Orange County Indl. Dev. Auth. Indl. Dev. Rev. (Central Florida YMCA Proj.) Series 2002 A, 0.23% 10/7/11, LOC Bank of America NA, VRDN (b)	$ 3,245	$ 3,245
Palm Beach County Edl. Facilities Auth. (Lynn Univ. Proj.) Series 2001, 0.26% 10/7/11, LOC Bank of America NA, VRDN (b)	7,565	7,565
Palm Beach County Pub. Impt. Rev. Participating VRDN Series BBT 08 53, 0.15% 10/7/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	8,600	8,600
Palm Beach County Rev.:
(Benjamin Private School Proj.) 0.36% 10/7/11, LOC Bank of America NA, VRDN (b)	3,840	3,840
(Raymond F. Kravis Ctr. Proj.) Series 2002, 0.15% 10/7/11, LOC Northern Trust Co., VRDN (b)	1,900	1,900
(Saint Andrew's School of Boca Raton, Inc. Proj.) Series 2007, 0.26% 10/7/11, LOC Bank of America NA, VRDN (b)	18,940	18,940
(The Norton Gallery and School of Arts, Inc. Proj.) Series 2000, 0.19% 10/7/11, LOC Bank of America NA, VRDN (b)	2,200	2,200
Palm Beach County Wtr. & Swr. Rev. Participating VRDN Series Putters 2622, 0.16% 10/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,775	1,775
Pasco County School Board Ctfs. of Prtn. Series 2008 C, 0.23% 10/7/11, LOC Bank of America NA, VRDN (b)	20,405	20,405
Pinellas County Swr. Rev. Participating VRDN Series Putters 2917 Z, 0.18% 10/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,000	3,000
Pinellas County Health Facilities Auth. Rev. (BayCare Health Sys. Proj.) Series 2009 A3, 0.15% 10/7/11, LOC Wells Fargo Bank NA, VRDN (b)	15,975	15,975
Polk County School Board Ctfs. of Prtn. (Master Lease Prog.):
Series 2009 A, 0.15% 10/3/11, LOC Wells Fargo Bank NA, VRDN (b)	9,970	9,970
Series 2009 B, 0.15% 10/3/11, LOC Wells Fargo Bank NA, VRDN (b)	29,980	29,980
South Florida Wtr. Mgmt. District Ctfs. of Prtn. Participating VRDN Series ROC II R 12313, 0.16% 10/7/11 (Liquidity Facility Citibank NA) (b)(e)	13,090	13,090
South Miami Health Facilities Auth. Hosp. Rev. Participating VRDN:
Series BA 07 1025, 0.22% 10/7/11 (Liquidity Facility Bank of America NA) (b)(e)	6,575	6,575

	Principal Amount (000s)	Value (000s)
Series BA 07 1030, 0.22% 10/7/11 (Liquidity Facility Bank of America NA) (b)(e)	$ 1,011	$ 1,011
Sunshine State Govt. Fing. Commission Rev. Series 2011 C, 0.16% 10/7/11, LOC JPMorgan Chase Bank, VRDN (b)	4,600	4,600
Univ. of North Florida Parking Sys. Rev. Series 1998, 0.2% 10/3/11, LOC Wells Fargo Bank NA, VRDN (b)	2,100	2,100
Volusia County Hsg. Fin. Auth. Multi-family Hsg. Rev. (Fisherman's Landing Apts. Proj.) 0.16% 10/7/11, LOC Fannie Mae, VRDN (b)	3,315	3,315
Volusia County School Board Ctfs. of Prtn. Participating VRDN Series Solar 06 8, 0.15% 10/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	20,815	20,815
Winter Haven Util. Sys. Impt. & Rfdg. Rev. Participating VRDN Series Solar 06 54, 0.15% 10/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	8,020	8,020
		368,238
Georgia - 1.3%
Atlanta Arpt. Rev. Series 2010 A2, 0.19% 11/9/11, LOC JPMorgan Chase Bank, CP	2,375	2,375
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Timber Trace Apts. Proj.) Series 2003, 0.15% 10/7/11, LOC Freddie Mac, VRDN (b)	1,500	1,500
Fulton County Dev. Auth. (Mount Vernon Presbyterian School Proj.) Series 2005, 0.15% 10/7/11, LOC Branch Banking & Trust Co., VRDN (b)	2,700	2,700
Fulton County Hosp. Auth. Rev. (Northside Hosp. Proj.) Series 2003 B, 0.15% 10/3/11, LOC Wells Fargo Bank NA, VRDN (b)	7,790	7,790
Georgia Gen. Oblig.:
Bonds:
Series 1998 D, 5.25% 10/1/11	1,700	1,700
Series 2007 B, 5% 4/1/12	1,000	1,024
Series 2011 A, 3% 7/1/12	3,000	3,062
Participating VRDN Series 85TP, 0.15% 10/7/11 (Liquidity Facility Wells Fargo & Co.) (b)(e)	200	200
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2008 B, 0.15% 10/7/11, LOC Branch Banking & Trust Co., VRDN (b)	12,380	12,380
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Georgia - continued
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Series 2010 A, 0.16% 10/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	$ 12,490	$ 12,490
Thomasville Hosp. Auth. Rev. (Archbold Memorial Hosp. Proj.) Series 2009 B, 0.15% 10/7/11, LOC Branch Banking & Trust Co., VRDN (b)	3,510	3,510
		48,731
Hawaii - 0.6%
Hawaii Gen. Oblig. Participating VRDN Series ROC II R 11021 PB, 0.19% 10/7/11 (Liquidity Facility Deutsche Postbank AG) (b)(e)	20,295	20,295
Illinois - 6.6%
Chicago Board of Ed.:
Series 2009 A2, 0.14% 10/7/11, LOC Northern Trust Co., VRDN (b)	5,900	5,900
Series 2009 B, 0.14% 10/3/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	11,140	11,140
Chicago Gen. Oblig. Participating VRDN Series Solar 06 38, 0.15% 10/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	7,815	7,815
Chicago Wastewtr. Transmission Rev. Series 2008 C1, 0.13% 10/3/11, LOC BMO Harris Bank NA, VRDN (b)	4,115	4,115
Chicago Wtr. Rev.:
Series 2004 A1, 0.18% 10/7/11, LOC California Pub. Employees Retirement Sys., VRDN (b)	19,720	19,720
Series 2004 A2, 0.18% 10/7/11, LOC California Pub. Employees Retirement Sys., VRDN (b)	19,625	19,625
DuPage County Rev. (Morton Arboretum Proj.) 0.23% 10/7/11, LOC Bank of America NA, VRDN (b)	24,050	24,050
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series ROC II R 12278, 0.15% 10/7/11 (Liquidity Facility Citibank NA) (b)(e)	5,195	5,195
Illinois Fin. Auth. Poll. Cont. Rev. (Commonwealth Edison Co. Proj.) Series 2008 E, 0.15% 10/7/11, LOC JPMorgan Chase Bank, VRDN (b)	14,305	14,305
Illinois Fin. Auth. Rev.:
(Alexian Brothers Health Sys. Proj.) Series 2004, 0.17% 10/7/11, LOC JPMorgan Chase Bank, VRDN (b)	1,400	1,400
(Concordia Univ. Proj.) Series 2009, 0.17% 10/7/11, LOC Fed. Home Ln. Bank Chicago, VRDN (b)	14,800	14,800
(Museum of Science & Industry Proj.) Series 2009 C, 0.16% 10/7/11, LOC PNC Bank NA, VRDN (b)	9,670	9,670

	Principal Amount (000s)	Value (000s)
(North Central College Proj.) Series 2008, 0.26% 10/7/11, LOC Bank of America NA, VRDN (b)	$ 8,500	$ 8,500
(Provena Health Proj.) Series 2009 C, 0.15% 10/7/11, LOC JPMorgan Chase Bank, VRDN (b)	1,300	1,300
(The Univ. of Chicago Med. Ctr. Proj.) Series 2010 B, 0.12% 10/3/11, LOC Wells Fargo Bank NA, VRDN (b)	10,210	10,210
Participating VRDN:
Series BC 11 16B, 0.17% 10/7/11 (Liquidity Facility Barclays Bank PLC) (a)(b)(e)	3,950	3,950
Series DB 601, 0.18% 10/7/11 (Liquidity Facility Deutsche Bank AG) (b)(e)	10,195	10,195
Series EGL 06 115, 0.15% 10/7/11 (Liquidity Facility Citibank NA) (b)(e)	13,615	13,615
Series Putters 3174, 0.16% 10/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,130	1,130
Series Putters 3378, 0.16% 10/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,795	3,795
Series Putters 3379, 0.16% 10/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,995	4,995
Series 2011 B, 0.12% 10/3/11, LOC Wells Fargo Bank NA, VRDN (b)	4,000	4,000
Illinois Hsg. Dev. Auth. Multi-family Hsg. Rev. (Lakeshore Plaza Proj.) Series 2008 B, 0.15% 10/7/11, LOC JPMorgan Chase Bank, VRDN (b)	14,935	14,935
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Series 2007 A 1B, 0.13% 10/7/11, LOC PNC Bank NA, VRDN (b)	5,000	5,000
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.13% 10/7/11, LOC Freddie Mac, VRDN (b)	16,250	16,250
Metropolitan Pier & Exposition Participating VRDN Series MS 3216, 0.16% 10/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	10,000	10,000
Yorkville Svc. Area 2004-106 Tax (MPI Grande Reserve Proj.) 0.46% 10/7/11, LOC Bank of America NA, VRDN (b)	1,622	1,622
		247,232
Indiana - 1.7%
Indiana Dev. Fin. Auth. Envir. Rev. Series 2005, 0.15% 10/7/11, LOC Royal Bank of Scotland PLC, VRDN (b)	12,000	12,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Indiana - continued
Indiana Fin. Auth. Health Sys. Rev. Participating VRDN Series 3654 Z, 0.16% 10/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	$ 12,290	$ 12,290
Indiana Fin. Auth. Hosp. Rev. (Cmnty. Health Network Proj.) Series 2009 A, 0.23% 10/7/11, LOC Bank of America NA, VRDN (b)	5,000	5,000
Indiana Fin. Auth. Rev. (Ascension Health Proj.) Series 2008 E8, 0.13% 10/7/11, VRDN (b)	1,000	1,000
Indiana Health Facilities Fing. Auth. Hosp. Rev. (Cmnty. Hospitals Proj.):
Series 1997 A, 0.15% 10/7/11, LOC JPMorgan Chase Bank, VRDN (b)	7,000	7,000
Series 1997 B, 0.15% 10/7/11, LOC JPMorgan Chase Bank, VRDN (b)	15,000	15,000
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Subordinate Cr. Proj.) Series A2, 3.75%, tender 2/1/12 (b)	2,000	2,023
Marshall County Econ. Dev. Rev. (Culver Edl. Foundation Prog.) Series 2000, 0.16% 10/7/11, LOC Northern Trust Co., VRDN (b)	8,300	8,300
		62,613
Iowa - 0.2%
Iowa Fin. Auth. Wellness Facilities Rev. (Cmnty. Y of Marshalltown Proj.) Series 2001, 0.23% 10/7/11, LOC Bank of America NA, VRDN (b)	7,475	7,475
Kansas - 0.6%
Kansas Dept. of Trans. Hwy. Rev. Participating VRDN Series BBT 08 51, 0.15% 10/7/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	6,300	6,300
Wichita Gen. Oblig.:
BAN Series 246, 0.375% 8/10/12	6,900	6,905
Participating VRDN Series Putters 3951, 0.15% 10/3/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	9,000	9,000
		22,205
Louisiana - 1.1%
East Baton Rouge Parish Indl. Dev. Board Rev. (Stupp Bros., Inc. Proj.) Series 2008, 0.36% 10/7/11, LOC Bank of America NA, VRDN (b)	4,985	4,985
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series ROC II R 11948, 0.16% 10/7/11 (Liquidity Facility Citibank NA) (b)(e)	6,665	6,665

	Principal Amount (000s)	Value (000s)
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2003 B, 0.15% 10/7/11, LOC JPMorgan Chase Bank, VRDN (b)	$ 2,900	$ 2,900
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.):
Series 2004, 0.11% 10/7/11, VRDN (b)	3,350	3,350
0.11% 10/3/11, VRDN (b)	3,780	3,780
0.11% 10/3/11, VRDN (b)	10,415	10,415
(C-Port LLC Proj.) Series 2008, 0.26% 10/7/11, LOC Bank of America NA, VRDN (b)	4,000	4,000
St. James Parish Gen. Oblig. (NuStar Logistics LP Proj.) Series 2010 B, 0.16% 10/7/11, LOC JPMorgan Chase Bank, VRDN (b)	5,400	5,400
		41,495
Maine - 0.4%
Maine Health & Higher Ed. Facilities Auth. Rev. Participating VRDN Series Solar 06 122, 0.15% 10/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	14,890	14,890
Maryland - 1.4%
Anne Arundel County Gen. Oblig. Bonds Series 2011, 3% 4/1/12	6,290	6,372
Baltimore County Econ. Dev. Rev. (The Bais Yaakov School for Girls Proj.) Series 2003, 0.41% 10/7/11, LOC Bank of America NA, VRDN (b)	5,180	5,180
Baltimore County Gen. Oblig. Series 2011:
0.15% 10/4/11 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	6,100	6,100
0.15% 10/11/11 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	5,100	5,100
0.16% 11/2/11 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	4,100	4,100
0.18% 12/5/11 (Liquidity Facility Mizuho Corporate Bank Ltd.), CP	5,100	5,100
Maryland Cmnty. Dev. Administration Multi-family Dev. Rev. (Avalon Lea Apt. Proj.) Series 1997, 0.17% 10/7/11, LOC Fannie Mae, VRDN (b)	1,800	1,800
Maryland Health & Higher Edl. Facilities Auth. Rev. Participating VRDN Series BBT 08 46, 0.15% 10/7/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	3,825	3,825
Maryland Trans. Auth. Trans. Facility Projects Rev. Participating VRDN Series ROC II R 11437, 0.17% 10/7/11 (Liquidity Facility Citibank NA) (b)(e)	7,785	7,785
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Maryland - continued
Montgomery County Econ. Dev. Rev. (Georgetown Preparatory School, Inc. Proj.) Series 2005, 0.23% 10/7/11, LOC Bank of America NA, VRDN (b)	$ 6,850	$ 6,850
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Series 2002 C, 0.16% 10/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	1,300	1,300
		53,512
Massachusetts - 4.2%
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 39, 0.19% 10/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	5,675	5,675
Series Clipper 07 41, 0.19% 10/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	131,350	131,350
Massachusetts Health & Edl. Facilities Auth. Rev. Participating VRDN Series ROC II R 11824, 0.16% 10/7/11 (Liquidity Facility Citibank NA) (b)(e)	2,000	2,000
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN:
Series EGL 07 0031, 0.16% 10/7/11 (Liquidity Facility Citibank NA) (b)(e)	10,000	10,000
Series EGL 07 0092, 0.16% 10/7/11 (Liquidity Facility Citibank NA) (b)(e)	5,000	5,000
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev. Participating VRDN Series EGL 06 0054, 0.16% 10/7/11 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
		157,025
Michigan - 1.2%
Chelsea Econ. Dev. Corp. Ltd. Oblig. Rev. (Silver Maples of Chelsea Proj.) 0.17% 10/7/11, LOC Comerica Bank, VRDN (b)	5,485	5,485
Detroit Econ. Dev. Corp. Rev. (Michigan Opera Theatre Proj.) Series 1999, 0.25% 10/7/11, LOC JPMorgan Chase Bank, VRDN (b)	900	900
Grand Traverse County Hosp. Series 2011 B, 0.17% 10/7/11, LOC JPMorgan Chase Bank, VRDN (b)	4,325	4,325
Michigan Fin. Auth. Rev. RAN Series 2011 C3, 2% 8/20/12, LOC Bank of Nova Scotia New York Branch	7,400	7,511
Michigan Higher Ed. Rev. (Univ. of Detroit Mercy Proj.) Series 2007, 0.14% 10/3/11, LOC JPMorgan Chase Bank, VRDN (b)	500	500

	Principal Amount (000s)	Value (000s)
Michigan Hosp. Fin. Auth. Rev. Bonds:
(Ascension Health Sr. Cr. Group Proj.) Series 2010 F:
0.25%, tender 4/27/12 (b)	$ 11,200	$ 11,200
0.25%, tender 4/27/12 (b)	5,140	5,140
(Trinity Health Sys. Proj.) Series 2008 C, 0.14% tender 10/11/11, CP mode	2,700	2,700
Ottawa County Wtr. Supply Sys. Rev. Participating VRDN Series Putters 3360, 0.18% 10/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	6,620	6,620
		44,381
Minnesota - 1.0%
Bloomington Sr. Hsg. Rev. (Presbyterian Homes Proj.) Series 2008, 0.18% 10/7/11, LOC Freddie Mac, VRDN (b)	4,075	4,075
Minneapolis Gen. Oblig. Bonds Series 2011, 3% 12/1/11	4,800	4,821
Minnetonka Multi-family Hsg. Rev. (Cliffs at Ridgedale Proj.) Series 1995, 0.16% 10/7/11, LOC Fannie Mae, VRDN (b)	21,550	21,550
St. Paul City Port Auth. District Heating Rev. Series 2009 5O, 0.3% 10/7/11, LOC Deutsche Bank AG, VRDN (b)	7,635	7,635
		38,081
Missouri - 1.5%
Cape Girardeau County Indl. Dev. Auth. (St. Francis Med. Ctr. Proj.) Series 2009 B, 0.2% 10/7/11, LOC Wells Fargo Bank NA, VRDN (b)	1,600	1,600
Missouri Health & Edl. Facilities Auth. Edl. Facilities Rev.:
(Saint Louis Univ. Proj.):
Series 2008 A1, 0.13% 10/3/11, LOC Wells Fargo Bank NA, VRDN (b)	2,200	2,200
Series 2008 A2, 0.12% 10/3/11, LOC Wells Fargo Bank NA, VRDN (b)	13,240	13,240
Participating VRDN:
Series EGL 07 0001, 0.16% 10/7/11 (Liquidity Facility Citibank NA) (b)(e)	8,000	8,000
Series PT 4624, 0.16% 10/7/11 (Liquidity Facility Deutsche Postbank AG) (b)(e)	11,065	11,065
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Missouri - continued
Missouri Health & Edl. Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2003 C2, 0.13% 10/7/11, VRDN (b)	$ 8,000	$ 8,000
Missouri Highways & Trans. Commission State Road Rev. Series 2005 B, 0.15% 10/7/11, LOC State Street Bank & Trust Co., Boston, VRDN (b)	11,400	11,400
		55,505
Nebraska - 2.4%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2009, 0.16% 10/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	16,000	16,000
Nebraska Pub. Pwr. District Rev. Series A, 0.15% 10/6/11, CP	17,000	17,000
Nebraska Pub. Pwr. Generation Agcy. Rev. Participating VRDN Series Solar 07 20, 0.15% 10/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	31,990	31,990
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.14% 10/20/11, CP	7,300	7,300
0.15% 11/8/11, CP	3,500	3,500
0.16% 10/18/11, CP	15,000	15,000
		90,790
Nevada - 0.7%
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2010 F2, 0.16% 10/7/11, LOC Union Bank of California, VRDN (b)	11,000	11,000
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Participating VRDN Series Solar 06 93, 0.14% 10/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	13,860	13,860
		24,860
New Mexico - 0.9%
New Mexico Muni. Energy Acquisition Auth. Gas Supply Rev. Series 2009, 0.16% 10/7/11 (Liquidity Facility Royal Bank of Canada), VRDN (b)	30,200	30,200
Univ. of New Mexico Univ. Revs. Participating VRDN Series ROC II R 11961, 0.16% 10/7/11 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
		33,200
New York - 2.7%
New York City Gen. Oblig.:
Participating VRDN Series Putters 2951, 0.16% 10/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,400	1,400

	Principal Amount (000s)	Value (000s)
Series 2006 I5, 0.15% 10/3/11, LOC California Pub. Employees Retirement Sys., VRDN (b)	$ 2,000	$ 2,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Participating VRDN Series EGL 07 116, 0.16% 10/7/11 (Liquidity Facility Citibank NA) (b)(e)	19,800	19,800
Series 2006 AA1, 0.15% 10/3/11 (Liquidity Facility California Teachers Retirement Sys.) (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (b)	5,590	5,590
Series 8, 0.19% 6/25/12, CP	2,500	2,500
New York City Transitional Fin. Auth. Rev.:
Participating VRDN Series WF 11-21C, 0.17% 10/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	1,000	1,000
Series C, 0.12% 10/3/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah), VRDN (b)	7,000	7,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN Series Putters 3698 Z, 0.16% 10/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	2,225	2,225
New York Dorm. Auth. Revs. Participating VRDN Series EGL 07 0003, 0.16% 10/7/11 (Liquidity Facility Citibank NA) (b)(e)	15,560	15,560
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series Putters 3376, 0.16% 10/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,425	4,425
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series Putters 2666, 0.16% 10/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,185	3,185
New York Hsg. Fin. Agcy. Rev. (600 West 42nd St. Hsg. Proj.) Series 2009 A, 0.13% 10/7/11, LOC Bank of New York, New York, VRDN (b)	6,623	6,623
New York Pwr. Auth. Series 2, 0.18% 12/7/11, CP	22,810	22,810
New York Urban Dev. Corp. Rev. Participating VRDN Series Putters 2283, 0.16% 10/7/11 (Liquidity Facility Deutsche Bank AG New York Branch) (b)(e)	7,090	7,090
		101,208
New York & New Jersey - 0.0%
Port Auth. of New York & New Jersey Participating VRDN Series Putters 1546, 0.16% 10/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	1,405	1,405
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
North Carolina - 2.2%
Board of Governors of the Univ. of North Carolina Series D, 0.14% 10/4/11, CP	$ 2,000	$ 2,000
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series ROC II R 11906, 0.15% 10/7/11 (Liquidity Facility Citibank NA) (b)(e)	2,750	2,750
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2007 H, 0.1% 10/3/11, LOC Wells Fargo Bank NA, VRDN (b)	6,150	6,150
North Carolina Cap. Facilities Fin. Agcy. Edl. Facilities Rev.:
(Campbell Univ. Proj.) Series 2009, 0.15% 10/7/11, LOC Branch Banking & Trust Co., VRDN (b)	1,465	1,465
(Greensboro College Proj.) 0.21% 10/7/11, LOC Bank of America NA, VRDN (b)	5,610	5,610
North Carolina Cap. Facilities Fin. Agcy. Rev.:
Participating VRDN:
Series EGL 06 0139, 0.16% 10/7/11 (Liquidity Facility Citibank NA) (b)(e)	1,900	1,900
Series EGL 07 0015, 0.16% 10/7/11 (Liquidity Facility Citibank NA) (b)(e)	10,890	10,890
Series EGL 7053004 Class A, 0.16% 10/7/11 (Liquidity Facility Citibank NA) (b)(e)	13,105	13,105
Series 2001 A1, 0.15% 12/7/11, CP	3,537	3,537
North Carolina Cap. Impt. Ltd. Participating VRDN Series BBT 08 52, 0.15% 10/7/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	3,530	3,530
North Carolina Gen. Oblig. Bonds Series 2005 B, 5% 4/1/12	1,700	1,741
North Carolina Med. Care Commission Health Care Facilities Rev. (WakeMed Proj.):
Series 2009 B, 0.15% 10/7/11, LOC Wells Fargo Bank NA, VRDN (b)	1,000	1,000
Series 2009 C, 0.15% 10/7/11, LOC Wells Fargo Bank NA, VRDN (b)	6,400	6,400
Orange Wtr. & Swr. Auth. Series 2004 B, 0.12% 10/7/11 (Liquidity Facility Wells Fargo Bank NA), VRDN (b)	2,000	2,000
Piedmont Triad Arpt. Auth. Series 2008 A, 0.12% 10/7/11, LOC Branch Banking & Trust Co., VRDN (b)	11,050	11,050

	Principal Amount (000s)	Value (000s)
Raleigh Combined Enterprise Sys. Rev. Participating VRDN Series EGL 07 0010, 0.16% 10/7/11 (Liquidity Facility Citibank NA) (b)(e)	$ 4,950	$ 4,950
Univ. of North Carolina at Chapel Hill Rev. Participating VRDN Series EGL 05 3014 Class A, 0.16% 10/7/11 (Liquidity Facility Citibank NA) (b)(e)	2,100	2,100
		80,178
Ohio - 3.4%
Columbus Gen. Oblig. Participating VRDN Series Clipper 08 2, 0.16% 10/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	11,985	11,985
Columbus Swr. Sys. Rev. Participating VRDN Series BBT 08 5, 0.15% 10/7/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	5,230	5,230
Franklin County Hosp. Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 2%, tender 7/2/12 (b)	5,100	5,164
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2000, 0.16% 10/7/11, LOC JPMorgan Chase Bank, VRDN (b)	1,115	1,115
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2002, 0.22% 10/7/11, LOC JPMorgan Chase Bank, VRDN (b)	7,200	7,200
Ohio Gen. Oblig.:
(Infrastructure Impt. Proj.) Series 2003 B, 0.12% 10/7/11, VRDN (b)	2,225	2,225
Bonds Series H, 5% 5/1/12	2,000	2,053
0.12% 10/7/11, VRDN (b)	5,000	5,000
Ohio Higher Edl. Facility Commission Rev.:
(Cleveland Clinic Foundation Proj.) Series 2008 B4, 0.12% 10/3/11, VRDN (b)	20,100	20,100
Bonds:
(Cleveland Clinic Foundation Proj.):
Series 2008 B5:
0.25% tender 2/8/12, CP mode	13,450	13,450
0.28% tender 5/4/12, CP mode	5,000	5,000
Series 2008 B6:
0.25% tender 12/7/11, CP mode	9,200	9,200
0.27% tender 3/7/12, CP mode	15,000	15,000
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Ohio - continued
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev.:
(First Energy Nuclear Generation Corp. Proj.) Series 2006 B, 0.15% 10/3/11, LOC Wells Fargo Bank NA, VRDN (b)	$ 21,204	$ 21,204
(FirstEnergy Corp. Proj.) Series 2006 A, 0.09% 10/3/11, LOC UBS AG, VRDN (b)	3,000	3,000
		126,926
Oregon - 0.9%
Clackamas County Hosp. Facility Auth. Bonds (Providence Health Sys. Proj.):
Series 2003 D:
0.14% tender 10/17/11, CP mode	13,000	13,000
0.2% tender 10/4/11, CP mode	12,500	12,500
Series F, 0.2% tender 1/9/12, CP mode	5,000	5,000
Oregon Health and Science Univ. Spl. Rev. Series 2009 B1, 0.15% 10/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	1,900	1,900
		32,400
Pennsylvania - 2.4%
Allegheny County Higher Ed. Bldg. Auth. Univ. Rev. (Point Park Univ. Proj.) Series 2008 C, 0.16% 10/7/11, LOC PNC Bank NA, VRDN (b)	6,570	6,570
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.16% 10/7/11, LOC PNC Bank NA, VRDN (b)	1,670	1,670
Allegheny County Indl. Dev. Auth. Rev. (Zoological Society of Pittsburgh Proj.) Series 1999 B, 0.16% 10/7/11, LOC PNC Bank NA, VRDN (b)	2,200	2,200
Allegheny County Port Auth. Spl. Rev. Bonds 2% 3/1/12	2,760	2,774
Bucks County Indl. Dev. Auth. Hosp. Rev. (Grand View Hosp. Proj.) Series 2008 A, 0.12% 10/7/11, LOC PNC Bank NA, VRDN (b)	2,000	2,000
Clearfield County Indl. Dev. Auth. Rev. (Dubois Area Catholic School Proj.) 0.16% 10/7/11, LOC PNC Bank NA, VRDN (b)	900	900
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.16% 10/7/11, LOC Manufacturers & Traders Trust Co., VRDN (b)	3,500	3,500
Haverford Township School District Series 2009, 0.16% 10/7/11, LOC TD Banknorth, NA, VRDN (b)	965	965

	Principal Amount (000s)	Value (000s)
Lancaster County Hosp. Auth. Health Ctr. Rev. (Masonic Homes Proj.) Series 2008 D, 0.15% 10/3/11, LOC JPMorgan Chase Bank, VRDN (b)	$ 1,715	$ 1,715
Montgomery County Higher Ed. & Health Auth. Rev. (William Penn Charter School Proj.) Series 2001, 0.16% 10/7/11, LOC PNC Bank NA, VRDN (b)	5,375	5,375
Montgomery County Redev. Auth. Multi-family Hsg. Rev.:
(Brookside Manor Apts. Proj.) Series 2001 A, 0.16% 10/7/11, LOC Fannie Mae, VRDN (b)	9,170	9,170
(Kingswood Apts. Proj.) Series 2001 A, 0.16% 10/7/11, LOC Fannie Mae, VRDN (b)	10,725	10,725
Pennsylvania Gen. Oblig. Participating VRDN Series ROC II R 11505, 0.16% 10/7/11 (Liquidity Facility Citibank NA) (b)(e)	4,510	4,510
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Keystone College Proj.) Series 2001 H5, 0.16% 10/7/11, LOC PNC Bank NA, VRDN (b)	3,300	3,300
(King's College Proj.) Series 2002 J3, 0.16% 10/7/11, LOC PNC Bank NA, VRDN (b)	1,315	1,315
Participating VRDN Series WF 11 26C, 0.17% 10/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	2,000	2,000
Philadelphia Auth. for Indl. Dev. Rev. (New Courtland Elder Svcs. Proj.) Series 2003, 0.11% 10/3/11, LOC PNC Bank NA, VRDN (b)	5,490	5,490
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B2, 0.12% 10/7/11, LOC PNC Bank NA, VRDN (b)	9,700	9,700
Schuylkill County Indl. Dev. Auth. Resource Recovery Rev. (Integrys Energy Group, Inc. Proj.) 0.15% 10/7/11, LOC JPMorgan Chase Bank, VRDN (b)	4,800	4,800
Somerset County Gen. Oblig.:
Series 2009 A, 0.16% 10/7/11, LOC PNC Bank NA, VRDN (b)	3,445	3,445
Series 2009 C, 0.16% 10/7/11, LOC PNC Bank NA, VRDN (b)	1,200	1,200
Westmoreland County Indl. Dev. Auth. Rev. (Excela Health Proj.) Series 2010 B, 0.16% 10/7/11, LOC PNC Bank NA, VRDN (b)	5,175	5,175
Wilkes Barre Gen. Oblig. Series 2004 B, 0.16% 10/7/11, LOC PNC Bank NA, VRDN (b)	2,010	2,010
		90,509
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Rhode Island - 0.1%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (New England Institute of Technology Proj.) Series 2008, 0.13% 10/7/11, LOC TD Banknorth, NA, VRDN (b)	$ 4,870	$ 4,870
South Carolina - 1.8%
Charleston County Hosp. Facilities (Care Alliance Health Svcs. Proj.) Series 2004 B2, 0.15% 10/3/11, LOC Wells Fargo Bank NA, VRDN (b)	4,500	4,500
Greenville County School District Bonds Series 2011, 1.5% 6/1/12	7,950	8,017
Horry County School District Participating VRDN Series ROC II R 754 PB, 0.19% 10/7/11 (Liquidity Facility Deutsche Postbank AG) (b)(e)	5,530	5,530
Piedmont Muni. Pwr. Agcy. Elec. Rev.:
Series 2011 C, 0.12% 10/7/11, LOC TD Banknorth, NA, VRDN (b)	1,600	1,600
Series 2011B, 0.13% 10/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	8,250	8,250
South Carolina Edl. Facilities Auth. for Private Nonprofit Institutions of Higher Learning Edl. Facilities Rev.:
(Claflin Univ. Proj.) 0.23% 10/7/11, LOC Bank of America NA, VRDN (b)	8,269	8,269
(Converse College Proj.) Series 2009, 0.15% 10/7/11, LOC Wells Fargo Bank NA, VRDN (b)	2,000	2,000
(Newberry College Proj.) Series 2008, 0.15% 10/7/11, LOC Branch Banking & Trust Co., VRDN (b)	11,995	11,995
South Carolina Jobs-Econ. Dev. Auth. (The Reg'l. Med. Ctr. of Orangeburg and Calhoun Counties Proj.) Series 2009, 0.15% 10/7/11, LOC Branch Banking & Trust Co., VRDN (b)	2,565	2,565
South Carolina Pub. Svc. Auth. Rev.:
Bonds Series 2002 D, 5.25% 1/1/12	1,000	1,012
Participating VRDN Series ROC II R 11426, 0.17% 10/7/11 (Liquidity Facility Citibank NA) (b)(e)	3,810	3,810
Series 2010 A:
0.17% 11/10/11, CP	6,100	6,100
0.17% 12/12/11, CP	3,390	3,390
		67,038
Tennessee - 2.1%
Blount County Pub. Bldg. Auth.:
(Local Govt. Pub. Impt. Proj.):
Series 2009 E8A, 0.15% 10/7/11, LOC Branch Banking & Trust Co., VRDN (b)	1,400	1,400
Series 2009 E9A, 0.15% 10/7/11, LOC Branch Banking & Trust Co., VRDN (b)	8,335	8,335

	Principal Amount (000s)	Value (000s)
Series E7A, 0.15% 10/7/11, LOC Branch Banking & Trust Co., VRDN (b)	$ 5,270	$ 5,270
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.) Series 1994, 0.36% 10/7/11, LOC Bank of America NA, VRDN (b)	4,500	4,500
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Catholic Healthcare Partners Proj.) Series 2008 A, 0.13% 10/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,300	2,300
Memphis Health, Edl. & Hsg. Facilities Board (Watergrove Apts. Proj.) Series 2004, 0.16% 10/7/11, LOC Freddie Mac, VRDN (b)	18,170	18,170
Metropolitan Govt. Nashville & Davidson County Indl. Dev. Board Rev. (Nashville Symphony Hall Proj.) Series 2004, 0.23% 10/7/11, LOC Bank of America NA, VRDN (b)	24,715	24,715
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.) Series 1999, 0.33% 10/7/11, LOC Bank of America NA, VRDN (b)	8,500	8,500
Nashville and Davidson County Metropolitan Govt. Gen. Oblig. Participating VRDN Series Clipper 06 4, 0.19% 10/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	5,000	5,000
		78,190
Texas - 15.2%
Alamo Cmnty. College District Participating VRDN Series Solar 06 42, 0.15% 10/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	10,215	10,215
Austin Elec. Util. Sys. Rev.:
Participating VRDN Series Solar 06 91, 0.15% 10/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	10,165	10,165
Series A:
0.16% 10/6/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	20,500	20,500
0.18% 10/4/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,090	3,090
Beaumont Independent School District Participating VRDN Series Putters 3225, 0.19% 10/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	11,115	11,115
Brownsville Util. Sys. Rev. Series A, 0.22% 12/15/11, LOC State Street Bank & Trust Co., Boston, CP	7,500	7,500
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Dallas Wtr. & Swr. Sys. Rev. Participating VRDN Series Solar 06 60, 0.15% 10/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	$ 19,175	$ 19,175
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN:
Series Putters 3227, 0.16% 10/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	15,005	15,005
Series Putters 3742, 0.16% 10/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	5,000	5,000
Denton Independent School District Participating VRDN Series DB 513, 0.18% 10/7/11 (Liquidity Facility Deutsche Bank AG) (b)(e)	31,100	31,100
Friendswood Independent School District Participating VRDN Series Putters 3221, 0.19% 10/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	8,185	8,185
Goose Creek Consolidated Independent School District Participating VRDN Series PZ 219, 0.17% 10/7/11 (Liquidity Facility Wells Fargo & Co.) (b)(e)	10,385	10,385
Gulf Coast Waste Disp. Auth. Envir. Facilities Rev. (Air Products Proj.) Series 2005, 0.13% 10/7/11 (Air Products & Chemicals, Inc. Guaranteed), VRDN (b)	2,100	2,100
Harris County Gen. Oblig.:
Bonds Series 2011 A, 2%, tender 8/15/12 (b)	4,400	4,466
Participating VRDN:
Series Clipper 07 46, 0.19% 10/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	40,000	40,000
Series ROC II R 718 PB, 0.2% 10/7/11 (Liquidity Facility Deutsche Postbank AG) (b)(e)	9,690	9,690
Series A1, 0.17% 1/17/12 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	6,550	6,550
Series B, 0.22% 10/5/11 (Liquidity Facility Bank of America NA), CP	2,800	2,800
TAN Series 2011, 1.5% 2/29/12	5,100	5,128
Harris County Metropolitan Trans. Auth.:
Series A1, 0.15% 10/5/11 (Liquidity Facility JPMorgan Chase Bank), CP	29,050	29,050
Series A3:
0.22% 10/25/11 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000
0.23% 12/8/11 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	5,000	5,000

	Principal Amount (000s)	Value (000s)
Houston Gen. Oblig. Series A, 0.2% 10/7/11, LOC Union Bank of California, CP	$ 3,700	$ 3,700
Houston Higher Ed. Fin. Corp. Higher Ed. Rev.:
Participating VRDN Series ROC II R 11860, 0.16% 10/7/11 (Liquidity Facility Citibank NA) (b)(e)	6,000	6,000
Series A:
0.22% 1/12/12, CP	5,000	5,000
0.22% 1/12/12, CP	1,000	1,000
Houston Util. Sys. Rev.:
Bonds Series 2010 C, 2% 11/15/11	3,500	3,507
Participating VRDN:
Series ROC II R 11411, 0.16% 10/7/11 (Liquidity Facility Citibank NA) (b)(e)	10,000	10,000
Series ROC II R 11885X, 0.16% 10/7/11 (Liquidity Facility Citibank NA) (b)(e)	5,180	5,180
Judson Independent School District Participating VRDN Series DB 423, 0.18% 10/7/11 (Liquidity Facility Deutsche Bank AG) (b)(e)	12,745	12,745
Klein Independent School District Participating VRDN Series WF 11 51 C, 0.17% 10/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,000	5,000
Lower Colorado River Auth. Rev. 0.18% 10/6/11, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	11,200	11,200
Lubbock Health Facilities Dev. Corp. Rev. Bonds (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/12	10,960	11,332
Medina Valley Independent School District Participating VRDN Series ROC II R 11969, 0.16% 10/7/11 (Liquidity Facility Citibank NA) (b)(e)	2,040	2,040
North Central Texas Health Facilities Dev. Corp. Participating VRDN Series WF 09 33C, 0.17% 10/7/11 (Liquidity Facility Wells Fargo & Co.) (b)(e)	7,200	7,200
North East Texas Independent School District Participating VRDN Series MS 3277 X, 0.17% 10/7/11 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (b)(e)	5,000	5,000
North Texas Muni. Wtr. District Wtr. Sys. Rev. Participating VRDN:
Series BA 08 1174, 0.22% 10/7/11 (Liquidity Facility Bank of America NA) (b)(e)	5,460	5,460
Series ROC II R 593 PB, 0.19% 10/7/11 (Liquidity Facility Deutsche Postbank AG) (b)(e)	16,810	16,810
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
North Texas Tollway Auth. Rev. Series 2011 A, 0.15% 10/7/11, LOC Morgan Stanley Bank, West Valley City Utah, VRDN (b)	$ 8,500	$ 8,500
Port Arthur Navigation District Envir. Facilities Rev.:
(Motiva Enterprises LLC Proj.) Series 2010 B, 0.14% 10/3/11, VRDN (b)	13,000	13,000
Series 2010 D, 0.14% 10/3/11, VRDN (b)	15,200	15,200
Red River Ed. Fin. Corp. Ed. Rev. (Texas Christian Univ. Proj.) Series 2000, 0.12% 10/7/11, VRDN (b)	1,000	1,000
San Antonio Elec. & Gas Sys. Rev. Participating VRDN:
Series BBT 08 26, 0.15% 10/7/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	5,320	5,320
Series Putters 3688Z, 0.16% 10/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,605	4,605
San Antonio Hotel Occupancy Tax Rev. Series 2008, 0.15% 10/7/11, LOC Wells Fargo Bank NA, VRDN (b)	5,620	5,620
San Antonio Wtr. Sys. Rev.:
Participating VRDN Series EGL 06 5, 0.16% 10/7/11 (Liquidity Facility Citibank NA) (b)(e)	3,000	3,000
Series 2001 A, 0.22% 10/7/11, CP	12,400	12,400
Sherman Higher Ed. Fin. Corp. (Austin College Proj.) Series 1997, 0.26% 10/7/11, LOC Bank of America NA, VRDN (b)	12,900	12,900
Spring Branch Independent School District Participating VRDN Series Putters 3377, 0.16% 10/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,500	4,500
Spring Independent School District Participating VRDN Series DB 603, 0.18% 10/7/11 (Liquidity Facility Deutsche Bank AG) (b)(e)	3,800	3,800
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Methodist Hospitals of Dallas Proj.) Series 2008, 0.18% 10/3/11, LOC JPMorgan Chase Bank, VRDN (b)	1,765	1,765
Bonds (Baylor Health Care Sys. Proj.) Series 2011 B, 0.29%, tender 4/27/12 (b)	6,200	6,200
Tarrant County Health Facilities Dev. Corp. Rev. (Carter Blood Care Proj.) Series 1998, 0.15% 10/7/11, LOC JPMorgan Chase Bank, VRDN (b)	5,840	5,840

	Principal Amount (000s)	Value (000s)
Texas A&M Univ. Rev.:
Participating VRDN:
Series BC 10 39W, 0.17% 10/7/11 (Liquidity Facility Barclays Bank PLC) (b)(e)	$ 1,580	$ 1,580
Series ROC II R 11804, 0.16% 10/7/11 (Liquidity Facility Citibank NA) (b)(e)	4,000	4,000
0.17% 10/7/11 (Liquidity Facility Wells Fargo Bank NA) (a)(b)(e)	4,575	4,575
Series 1993 B, 0.13% 10/5/11, CP	5,025	5,025
Texas Gen. Oblig.:
Bonds Series 2008 A, 5% 10/1/11	3,000	3,000
Participating VRDN:
Series Putters 3480, 0.16% 10/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,495	7,495
Series Solar 06 57, 0.15% 10/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	10,165	10,165
Texas Pub. Fin. Auth. Rev. Series 2003, 0.15% 10/7/11, CP	4,000	4,000
Univ. of Texas Board of Regents Sys. Rev. Series 2002 A:
0.12% 10/4/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,900	2,900
0.13% 10/12/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,100	5,100
0.14% 10/24/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	5,750	5,750
0.16% 11/7/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	11,600	11,600
0.16% 12/6/11 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	14,000	14,000
Upper Trinity Reg'l. Wtr. District Series A, 0.16% 10/5/11, LOC Bank of America NA, CP	10,000	10,000
		565,233
Utah - 1.9%
Emery County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.15% 10/7/11, LOC Wells Fargo Bank NA, VRDN (b)	7,790	7,790
Intermountain Pwr. Agcy. Pwr. Supply Rev.:
Series 1997 B1, 0.17% 1/19/12 (Liquidity Facility Bank of Nova Scotia), CP	4,600	4,600
Series 1997 B2, 0.25% 11/9/11 (Liquidity Facility Bank of Nova Scotia), CP	18,490	18,490
Series 1997 B3, 0.17% 1/19/12 (Liquidity Facility JPMorgan Chase Bank), CP	3,700	3,700
Series 1998 B4, 0.15% 10/3/11 (Liquidity Facility JPMorgan Chase Bank), CP	9,760	9,760
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Utah - continued
Riverton Hosp. Rev. Participating VRDN:
Series Putters 1762, 0.15% 10/3/11 (Liquidity Facility JPMorgan Chase & Co.) (b)(e)	$ 14,000	$ 14,000
Series WF 11 35C, 0.17% 10/7/11 (Liquidity Facility Wells Fargo Bank NA) (b)(e)	5,530	5,530
Utah State Board of Regents Rev. Participating VRDN Series Solar 06 140, 0.15% 10/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	4,800	4,800
Utah Transit Auth. Sales Tax Rev. Participating VRDN Series PT 4606, 0.2% 10/7/11 (Liquidity Facility Deutsche Postbank AG) (b)(e)	2,325	2,325
		70,995
Virginia - 2.0%
Albemarle County Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp. Proj.) Series 2008 D, 0.15% 10/3/11, LOC Wells Fargo Bank NA, VRDN (b)	8,140	8,140
Albemarle Econ. Dev. Auth. Health Svcs. Rev. (The Univ. of Virginia Health Svcs. Foundation Proj.) Series 2009, 0.2% 10/3/11, LOC Bank of America NA, VRDN (b)	4,000	4,000
Fairfax County Indl. Dev. Auth. (Inova Health Sys. Proj.) Series A1, 0.13% 10/7/11 (Liquidity Facility TD Banknorth, NA), VRDN (b)	2,100	2,100
Loudoun County Indl. Dev. Auth. (Loudoun Country Day School, Inc. Proj.) Series 2008, 0.11% 10/7/11, LOC PNC Bank NA, VRDN (b)	2,000	2,000
Montgomery County Indl. Dev. Auth. Rev. (Virginia Tech Foundation Proj.) Series 2005, 0.2% 10/3/11, LOC Bank of America NA, VRDN (b)	7,000	7,000
Newport News Indl. Dev. Auth. (CNU Warwick LLC Student Apts. Proj.) 0.28% 10/7/11, LOC Bank of America NA, VRDN (b)	8,050	8,050
Norfolk Econ. Dev. Auth. Rev. Series 1997, 0.17% 1/17/12, CP	15,000	15,000
Univ. of Virginia Gen. Rev.:
Participating VRDN Series BBT 08 30, 0.15% 10/7/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	7,515	7,515
Series 2003 A, 0.19% 12/7/11, CP	7,000	7,000
Virginia College Bldg. Auth. Edl. Facilities Rev. Bonds 4% 2/1/12	2,000	2,024
Virginia Commonwealth Trans. Board Rev. Bonds (Trans. Cap. Projects) Seroes 2010 A1, 5% 5/15/12	1,320	1,359

	Principal Amount (000s)	Value (000s)
Virginia Commonwealth Univ. Health Sys. Auth. Series 2008 A, 0.13% 10/3/11, LOC Branch Banking & Trust Co., VRDN (b)	$ 6,810	$ 6,810
Virginia Small Bus. Fing. (Children's Hosp. of The King's Daughters, Inc. Proj.) Series 2006, 0.25% 10/7/11, LOC Bank of America NA, VRDN (b)	2,000	2,000
		72,998
Washington - 5.6%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN:
Series BBT 08 34, 0.15% 10/7/11 (Liquidity Facility Branch Banking & Trust Co.) (b)(e)	3,045	3,045
Series Putters 2866, 0.16% 10/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,280	7,280
Energy Northwest Elec. Rev. Bonds:
(#1 Proj.) Series 2008 D, 5% 7/1/12	1,000	1,035
Series 2008 D, 5% 7/1/12	3,850	3,986
King County Gen. Oblig. Participating VRDN Series BC 10 66W, 0.17% 10/7/11 (Liquidity Facility Barclays Bank PLC) (b)(e)	2,500	2,500
NJB Properties Lease Rev. Participating VRDN Series Solar 07 106, 0.15% 10/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	3,350	3,350
Univ. of Washington Univ. Revs. Participating VRDN:
Series Solar 07 75, 0.15% 10/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	38,245	38,245
Series Solar 07 94, 0.15% 10/7/11 (Liquidity Facility U.S. Bank NA, Minnesota) (b)(e)	18,304	18,304
Washington Econ. Dev. Fin. Auth. Econ. Dev. Rev. (Puget Sound Blood Ctr. Proj.) Series 2008 D, 0.15% 10/7/11, LOC Wells Fargo Bank NA, VRDN (b)	7,175	7,175
Washington Gen. Oblig. Participating VRDN:
Series Clipper 05 39, 0.21% 10/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (b)(e)	37,230	37,230
Series GS 06 7T, 0.15% 10/7/11 (Liquidity Facility Wells Fargo & Co.) (b)(e)	24,615	24,615
Series Putters 3054, 0.16% 10/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	3,035	3,035
Series Putters 3539, 0.16% 10/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	4,330	4,330
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
Washington - continued
Washington Health Care Facilities Auth. Rev.:
(Children's Hosp. Reg'l. Med. Ctr. Proj.) Series 2008 A, 0.26% 10/7/11, LOC Bank of America NA, VRDN (b)	$ 17,235	$ 17,235
(MultiCare Health Sys. Proj.) Series 2009 B, 0.12% 10/7/11, LOC Wells Fargo Bank NA, VRDN (b)	3,250	3,250
(Southwest Washington Med. Ctr.) Series 2008 A, 0.16% 10/7/11, LOC Union Bank of California, VRDN (b)	5,500	5,500
Participating VRDN Series Putters 3403V, 0.16% 10/7/11 (Liquidity Facility JPMorgan Chase Bank) (b)(e)	7,995	7,995
Washington Hsg. Fin. Commission Nonprofit Rev. (YMCA of Pierce and Kitsap Countries Proj.) Series 2010 B, 0.15% 10/7/11, LOC Wells Fargo Bank NA, VRDN (b)	10,165	10,165
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Bonds:
Series 1992 A, 6.3% 7/1/12 (Bonneville Pwr. Administration Guaranteed)	3,100	3,239
5.4% 7/1/12 (Bonneville Pwr. Administration Guaranteed)	7,300	7,579
		209,093
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co. - Amos Proj.) Series 2009 B, 0.14% 10/7/11, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	8,300	8,300
Wisconsin - 3.3%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.15% 10/7/11, LOC JPMorgan Chase Bank, VRDN (b)	17,300	17,300
Wisconsin Ctr. District Tax Rev. Series 2001 A, 0.15% 10/7/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	2,000	2,000
Wisconsin Gen. Oblig.:
Bonds Series C, 5% 5/1/12	2,820	2,895
Series 2006 A, 0.17% 1/19/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	4,000	4,000
TAN 2% 6/15/12	17,800	18,022

	Principal Amount (000s)	Value (000s)
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Froedtert & Cmnty. Health, Inc. Proj.) Series 2009 B, 0.12% 10/3/11, LOC U.S. Bank NA, Minnesota, VRDN (b)	$ 16,085	$ 16,085
Bonds:
(Alexian Brothers Health Sys. Proj.) 0.2% tender 1/9/12, LOC JPMorgan Chase Bank, CP mode	5,700	5,700
(Ministry Health Care Proj.) Series A, 0.14% tender 10/5/11, LOC U.S. Bank NA, Minnesota, CP mode	11,500	11,500
Wisconsin Hsg. and Econ. Dev. Auth. Multifamily Hsg. Rev. Series 2006 A, 0.16% 10/7/11 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (b)	5,145	5,145
Wisconsin Trans. Rev.:
Series 1997 A, 0.31% 10/6/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	18,000	18,000
Series 2006 A:
0.17% 1/17/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	16,474	16,475
0.17% 1/19/12 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	1,500	1,500
0.19% 12/7/11 (Liquidity Facility State Street Bank & Trust Co., Boston) (Liquidity Facility California Teachers Retirement Sys.), CP	2,440	2,440
		121,062
	Shares
Other - 7.1%
Fidelity Tax-Free Cash Central Fund, 0.14% (c)(d)	265,809,000	265,809
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $3,702,170)		3,702,170
NET OTHER ASSETS (LIABILITIES) - 0.6%		23,371
NET ASSETS - 100%		$ 3,725,541
Security Type Abbreviations
BAN	-	BOND ANTICIPATION NOTE
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TAN	-	TAX ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,525,000 or 0.2% of net assets.

(b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(d) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $6,400,000 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Los Angeles Gen. Oblig. Bonds Series Putters 3930, 0.16%, tender 10/20/11 (Liquidity Facility JPMorgan Chase & Co.)	7/20/11	$ 6,400
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 141
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Tax-Exempt Portfolio

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	September 30, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $3,436,361)	$ 3,436,361
Fidelity Central Funds (cost $265,809)	265,809
Total Investments (cost $3,702,170)		$ 3,702,170
Cash		21,665
Receivable for investments sold		5,000
Receivable for fund shares sold		2,909
Interest receivable		2,367
Distributions receivable from Fidelity Central Funds		19
Receivable from investment adviser for expense reductions		5
Other receivables		39
Total assets		3,734,174

Liabilities
Payable for investments purchased	$ 5,001
Payable for fund shares redeemed	2,867
Distributions payable	12
Accrued management fee	425
Other affiliated payables	256
Other payables and accrued expenses	72
Total liabilities		8,633

Net Assets		$ 3,725,541
Net Assets consist of:
Paid in capital		$ 3,725,343
Distributions in excess of net investment income		(1)
Accumulated undistributed net realized gain (loss) on investments		199
Net Assets		$ 3,725,541

Class I: Net Asset Value, offering price and redemption price per share ($3,499,260 ÷ 3,496,798 shares)		$ 1.00

Class II: Net Asset Value, offering price and redemption price per share ($16,593 ÷ 16,582 shares)		$ 1.00

Class III: Net Asset Value, offering price and redemption price per share ($177,154 ÷ 177,034 shares)		$ 1.00

Select Class: Net Asset Value, offering price and redemption price per share ($32,534 ÷ 32,506 shares)		$ 1.00

Statement of Operations

Amounts in thousands	Six months ended September 30, 2011 (Unaudited)

Investment Income
Interest		$ 3,481
Income from Fidelity Central Funds		141
Total income		3,622

Expenses
Management fee	$ 2,670
Transfer agent fees	1,152
Distribution and service plan fees	265
Accounting fees and expenses	168
Custodian fees and expenses	24
Independent trustees' compensation	7
Registration fees	48
Audit	20
Legal	7
Miscellaneous	22
Total expenses before reductions	4,383
Expense reductions	(1,120)	3,263
Net investment income (loss)		359
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		64
Net increase in net assets resulting from operations		$ 423

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended September 30, 2011 (Unaudited)	Year ended March 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 359	$ 3,903
Net realized gain (loss)	64	40
Net increase in net assets resulting from operations	423	3,943
Distributions to shareholders from net investment income	(360)	(3,906)
Distributions to shareholders from net realized gain	-	(147)
Total distributions	(360)	(4,053)
Share transactions - net increase (decrease)	(382,167)	(971,972)
Total increase (decrease) in net assets	(382,104)	(972,082)

Net Assets
Beginning of period	4,107,645	5,079,727
End of period (including distributions in excess of net investment income of $1 and $0, respectively)	$ 3,725,541	$ 4,107,645

Financial Highlights - Class I

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	.001	.001	.015	.033	.034
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	.001	.001	.015	.033	.034
Distributions from net investment income	- F	(.001)	(.001)	(.015)	(.033)	(.034)
Distributions from net realized gain	-	- F	- F	- F	- F	-
Total distributions	- F	(.001)	(.001)	(.015)	(.033)	(.034)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.09%	.15%	1.50%	3.33%	3.44%
Ratios to Average Net Assets D,E
Expenses before reductions	.22% A	.22%	.25%	.24%	.23%	.23%
Expenses net of fee waivers, if any	.17% A	.22%	.23%	.22%	.20%	.20%
Expenses net of all reductions	.17% A	.22%	.23%	.20%	.17%	.18%
Net investment income (loss)	.02% A	.09%	.16%	1.55%	3.27%	3.39%
Supplemental Data
Net assets, end of period (in millions)	$ 3,499	$ 3,814	$ 4,828	$ 7,738	$ 10,463	$ 8,976

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class II

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	.001	.013	.031	.032
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	.001	.013	.031	.032
Distributions from net investment income	- F	- F	(.001)	(.013)	(.031)	(.032)
Distributions from net realized gain	-	- F	- F	- F	- F	-
Total distributions	- F	- F	(.001)	(.013)	(.031)	(.032)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.01%	.05%	1.35%	3.18%	3.29%
Ratios to Average Net Assets D,E
Expenses before reductions	.37% A	.37%	.40%	.39%	.38%	.38%
Expenses net of fee waivers, if any	.18% A	.29%	.34%	.37%	.35%	.35%
Expenses net of all reductions	.18% A	.29%	.34%	.35%	.32%	.32%
Net investment income (loss)	.01% A	.01%	.06%	1.40%	3.12%	3.24%
Supplemental Data
Net assets, end of period (in millions)	$ 17	$ 22	$ 26	$ 54	$ 111	$ 116

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

Financial Highlights - Class III

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	- F	- F	.012	.030	.031
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	- F	- F	.012	.030	.031
Distributions from net investment income	- F	- F	- F	(.012)	(.030)	(.031)
Distributions from net realized gain	-	- F	- F	- F	- F	-
Total distributions	- F	- F	- F	(.012)	(.030)	(.031)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.01%	.03%	1.25%	3.07%	3.18%
Ratios to Average Net Assets D,E
Expenses before reductions	.47% A	.47%	.50%	.49%	.48%	.48%
Expenses net of fee waivers, if any	.18% A	.29%	.37%	.47%	.45%	.45%
Expenses net of all reductions	.18% A	.29%	.37%	.45%	.42%	.42%
Net investment income (loss)	.01% A	.01%	.02%	1.30%	3.02%	3.14%
Supplemental Data
Net assets, end of period (in millions)	$ 177	$ 198	$ 166	$ 272	$ 459	$ 360

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Select Class

	Six months ended September 30, 2011	Years ended March 31,
	(Unaudited)	2011	2010	2009	2008	2007
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income (loss)	- F	.001	.001	.014	.032	.033
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	- F	.001	.001	.014	.032	.033
Distributions from net investment income	- F	(.001)	(.001)	(.014)	(.032)	(.033)
Distributions from net realized gain	-	- F	- F	- F	- F	-
Total distributions	- F	(.001)	(.001)	(.014)	(.032)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C	.01%	.06%	.11%	1.45%	3.28%	3.39%
Ratios to Average Net Assets D,E
Expenses before reductions	.27% A	.27%	.30%	.29%	.28%	.29%
Expenses net of fee waivers, if any	.18% A	.25%	.28%	.27%	.25%	.25%
Expenses net of all reductions	.18% A	.25%	.28%	.25%	.22%	.23%
Net investment income (loss)	.01% A	.05%	.12%	1.50%	3.22%	3.34%
Supplemental Data
Net assets, end of period (in millions)	$ 33	$ 73	$ 60	$ 48	$ 92	$ 85

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended September 30, 2011 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Treasury Only Portfolio, Treasury Portfolio, Government Portfolio, Prime Money Market Portfolio, Money Market Portfolio and Tax-Exempt Portfolio (the Funds) are funds of Fidelity Colchester Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Each Fund offers Class I, Class II, Class III and Select Class shares. Treasury Only Portfolio and Treasury Portfolio also offer Class IV shares. Prime Money Market Portfolio also offers Class IV and Institutional Class. Money Market Portfolio also offers Class F and Institutional Class. All classes have equal rights as to assets and voting privileges. Prime Money Market Portfolio and Money Market Portfolio offer conversion privileges between classes within each fund to eligible shareholders of the existing classes of shares. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Investment Transactions and Income. Security transactions, including the Funds' investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Government Portfolio and Money Market Portfolio, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The Tax-Exempt Portfolio purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Treasury Only Portfolio:	$ 9,199,922	$ -	$ -	$ -
Treasury Portfolio:	17,641,861	-	-	-
Government Portfolio:	36,630,268	-	-	-
Prime Money Market Portfolio:	56,255,527	-	-	-
Money Market Portfolio:	64,033,220	-	-	-
Tax-Exempt Portfolio:	3,702,170	-	-	-

Under the recently enacted Regulated Investment Company Modernization Act of 2010 (the Act), The Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. The Funds' first fiscal year end subject to the Act will be March 31, 2012.

4. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the SEC which permits the Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Reverse Repurchase Agreements. To enhance their yield, the Funds may enter into reverse repurchase agreements whereby a fund transfers securities to a counterparty who then agrees to transfer them back to the applicable fund at a future date and agreed upon price, reflecting a rate of interest below market rate. Securities sold under a reverse repurchase agreement, are recorded as a liability in each applicable fund's accompanying Statement of Assets and Liabilities. A fund receives cash proceeds, which are invested in other securities, and agrees to repay the proceeds plus any accrued interest in return for the same securities transferred. A fund continues to receive interest payments on the transferred securities during the term of the reverse repurchase agreement. During the period that a reverse repurchase agreement is outstanding each applicable fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement. If the counterparty defaults on its obligation, because of insolvency or other reasons, the Fund could experience delays and costs in recovering the security or in gaining access to the collateral. Information regarding reverse repurchase agreements open at period end is included at the end of Fund's Schedule of Investments.

Semiannual Report

4. Operating Policies - continued

Restricted Securities. The Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of .14% of average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Funds have adopted separate Distribution and Service Plans for each class of shares. Class II, Class III and Select Class of each Fund pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Service fee based on an annual percentage of each class' average net assets. Class IV of Treasury Only Portfolio, Treasury Portfolio and Prime Money Market Portfolio pays FDC separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Distribution and Service fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee
Class II	.00%	.15%
Class III	.00%	.25%
Class IV	.25%	.25%
Select Class	.00%	.05%
	Total Fees	Retained by FDC
Treasury Only Portfolio: Class II	$ 430	$ -
Class III	388	-
Class IV	76	-
Select Class	48	-
	$ 942	$ -
Treasury Portfolio: Class II	$ 116	$ -
Class III	4,196	-
Class IV	909	-
Select Class	115	-
	$ 5,336	$ -
Government Portfolio: Class II	$ 672	$ -
Class III	2,378	-
Select Class	106	-
	$ 3,156	$ -
Prime Money Market Portfolio: Class II	$ 534	$ -
Class III	2,354	-
Class IV	400	-
Select Class	324	-
	$ 3,612	$ -
Money Market Portfolio: Class II	$ 243	$ -
Class III	3,164	-
Select Class	274	-
	$ 3,681	$ -
Tax-Exempt Portfolio: Class II	$ 17	$ -*
Class III	235	-
Select Class	13	-
	$ 265	$ -*

* Amount represents three hundred thirty seven dollars.

During the period, FMR or its affiliates waived a portion of these fees.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for the Funds except for Tax-Exempt Portfolio. Citibank, N.A. (Citibank) is the custodian, transfer and servicing agent for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FIIOC to perform the activities associated with the transfer agency and shareholder servicing functions for Tax-Exempt Portfolio. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. Each class, with the exception of Institutional Class and Class F, pays a transfer agent fee equal to an annual rate of .06% of average net assets. Institutional Class pays a transfer agent fee equal to an annual rate of .03% of average net assets. FIIOC receives no fees for providing transfer agency services to Class F. For the period, transfer agent fees for each class were as follows:

Treasury Only Portfolio - Class I	$ 2,011
Treasury Only Portfolio- Class II	173
Treasury Only Portfolio- Class III	96
Treasury Only Portfolio - Class IV	9
Treasury Only Portfolio - Select Class	58
$ 2,347
Treasury Portfolio - Class I	$ 2,970
Treasury Portfolio - Class II	47
Treasury Portfolio - Class III	1,010
Treasury Portfolio - Class IV	109
Treasury Portfolio - Select Class	139
$ 4,275
Government Portfolio - Class I	$ 8,901
Government Portfolio - Class II	270
Government Portfolio - Class III	575
Government Portfolio - Select Class	131
$ 9,877
Prime Money Market Portfolio - Class I	$ 5,814
Prime Money Market Portfolio - Class II	217
Prime Money Market Portfolio - Class III	571
Prime Money Market Portfolio - Class IV	50
Prime Money Market Portfolio - Select Class	392
Prime Money Market Portfolio - Institutional Class	6,591
$ 13,635
Money Market Portfolio - Class I	$ 9,164
Money Market Portfolio - Class II	99
Money Market Portfolio - Class III	763
Money Market Portfolio - Select Class	330
Money Market Portfolio - Institutional Class	4,530
$ 14,886
Tax-Exempt Portfolio - Class I	$ 1,071
Tax-Exempt Portfolio - Class II	7
Tax-Exempt Portfolio - Class III	58
Tax-Exempt Portfolio - Select Class	16
$ 1,152

During the period, FMR or its affiliates waived a portion of these fees.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the accounting records for the Funds except for Tax-Exempt Portfolio. Citibank has entered into a sub-arrangement with FSC to maintain Tax-Exempt Portfolio's accounting records. The fee is based on the level of average net assets for the month.

Semiannual Report

6. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Prime Money Market Portfolio
Class I	.20%	$ 635
Class II	.35%	28
Class III	.45%	60
Class IV	.70%	6
Select Class	.25%	43
Institutional Class	.14%	7,955
Money Market Portfolio
Class I	.18%	$ 4,089
Class II	.33%	44
Class III	.43%	344
Select Class	.23%	146
Class F	.14%	31
Institutional Class	.14%	5,543
Tax-Exempt Portfolio
Class II	.35%	$ 2
Class III	.45%	17
Select Class	.25%	4

Additionally, FMR or its affiliates voluntarily agreed to waive certain fees in order to maintain a minimum annualized yield of .01%. Such arrangements may be discontinued by FMR at any time. For the period, the amount of the waiver for each class was as follows:

Treasury Only Portfolio
Class I	$ 4,706
Class II	827
Class III	600
Class IV	94
Select Class	179
Treasury Portfolio
Class I	$ 5,179
Class II	196
Class III	5,919
Class IV	1,100
Select Class	352
Government Portfolio
Class I	$ 7,243
Class II	892
Class III	2,831
Select Class	219
Prime Money Market Portfolio
Class II	$ 244
Class III	1,577
Class IV	334
Select Class	5
Money Market Portfolio
Class II	$ 33
Class III	1,456

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

6. Expense Reductions - continued

Tax-Exempt Portfolio
Class I	$ 796
Class II	20
Class III	253
Select Class	19

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce each Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custody expense reduction

Treasury Only Portfolio	$ 22
Prime Money Market Portfolio	1
Tax-Exempt Portfolio	9

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended September 30, 2011	Year ended March 31, 2011
From net investment income
Treasury Only Portfolio - Class I	$ 332	$ 710
Treasury Only Portfolio - Class II	29	63
Treasury Only Portfolio - Class III	16	47
Treasury Only Portfolio - Class IV	2	6
Treasury Only Portfolio - Select Class	9	28
Total	$ 388	$ 854
Treasury Portfolio - Class I	$ 497	$ 2,096
Treasury Portfolio - Class II	8	17
Treasury Portfolio - Class III	168	388
Treasury Portfolio - Class IV	18	30
Treasury Portfolio - Select Class	23	38
Total	$ 714	$ 2,569
Government Portfolio - Class I	$ 1,505	$ 15,825
Government Portfolio - Class II	45	98
Government Portfolio - Class III	95	208
Government Portfolio - Select Class	21	70
Total	$ 1,666	$ 16,201
Prime Money Market Portfolio - Class I	$ 9,146	$ 49,946
Prime Money Market Portfolio - Class II	36	392
Prime Money Market Portfolio - Class III	95	254
Prime Money Market Portfolio - Class IV	8	20
Prime Money Market Portfolio - Select Class	271	1,195
Prime Money Market Portfolio - Institutional Class	33,445	98,111
Total	$ 43,001	$ 149,918
Money Market Portfolio - Class I	$ 22,016	$ 79,474
Money Market Portfolio - Class II	32	503
Money Market Portfolio - Class III	127	497
Money Market Portfolio - Select Class	562	1,043
Money Market Portfolio - Class F	853	1,190
Money Market Portfolio - Institutional Class	27,568	75,594
Total	$ 51,158	$ 158,301

Semiannual Report

7. Distributions to Shareholders - continued

	Six months ended September 30, 2011	Year ended March 31, 2011
Tax-Exempt Portfolio - Class I	$ 347	$ 3,849
Tax Exempt Portfolio - Class II	1	2
Tax Exempt Portfolio - Class III	9	20
Tax Exempt Portfolio - Select Class	3	35
Total	$ 360	$ 3,906

From net realized gain
Treasury Only Portfolio - Class I	$ -	$ 202
Treasury Only Portfolio - Class II	-	21
Treasury Only Portfolio - Class III	-	12
Treasury Only Portfolio - Class IV	-	2
Treasury Only Portfolio - Select Class	-	8
Total	$ -	$ 245
Government Portfolio - Class I	$ -	$ 875
Government Portfolio - Class II	-	24
Government Portfolio - Class III	-	62
Government Portfolio - Select Class	-	15
Total	$ -	$ 976
Tax-Exempt Portfolio - Class I	$ -	$ 139
Tax Exempt Portfolio - Class II	-	1
Tax Exempt Portfolio - Class III	-	5
Tax Exempt Portfolio - Select Class	-	2
Total	$ -	$ 147

8. Share Transactions.

Transactions for each class of shares at a $1.00 per share were as follows:

	Six months ended September 30, 2011	Year ended March 31, 2011
Treasury Only Portfolio - Class I Shares sold	7,481,614	9,325,356
Reinvestment of distributions	269	753
Shares redeemed	(5,583,663)	(11,547,791)
Net increase (decrease)	1,898,220	(2,221,682)
Treasury Only Portfolio - Class II Shares sold	625,271	1,267,446
Reinvestment of distributions	12	36
Shares redeemed	(646,460)	(1,331,000)
Net increase (decrease)	(21,177)	(63,518)
Treasury Only Portfolio - Class III Shares sold	641,236	1,906,451
Reinvestment of distributions	7	30
Shares redeemed	(692,330)	(2,129,824)
Net increase (decrease)	(51,087)	(223,343)
Treasury Only Portfolio - Class IV Shares sold	53,781	94,822
Reinvestment of distributions	2	8
Shares redeemed	(98,701)	(92,410)
Net increase (decrease)	(44,918)	2,420
Treasury Only Portfolio - Select Class Shares sold	464,089	938,799
Reinvestment of distributions	7	29
Shares redeemed	(479,774)	(1,208,169)
Net increase (decrease)	(15,678)	(269,341)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Share Transactions - continued

	Six months ended September 30, 2011	Year ended March 31, 2011
Treasury Portfolio - Class I Shares sold	30,439,764	30,159,804
Reinvestment of distributions	263	1,182
Shares redeemed	(26,109,942)	(30,026,808)
Net increase (decrease)	4,330,085	134,178
Treasury Portfolio - Class II Shares sold	945,249	1,387,389
Reinvestment of distributions	2	5
Shares redeemed	(982,451)	(1,395,982)
Net increase (decrease)	(37,200)	(8,588)
Treasury Portfolio - Class III Shares sold	6,372,388	13,151,252
Reinvestment of distributions	28	62
Shares redeemed	(6,534,152)	(13,289,612)
Net increase (decrease)	(161,736)	(138,298)
Treasury Portfolio - Class IV Shares sold	468,258	852,681
Reinvestment of distributions	-	-
Shares redeemed	(372,149)	(1,040,182)
Net increase (decrease)	96,109	(187,501)
Treasury Portfolio - Select Class Shares sold	855,028	1,342,798
Reinvestment of distributions	11	25
Shares redeemed	(795,246)	(1,355,551)
Net increase (decrease)	59,793	(12,728)
Government Portfolio - Class I Shares sold	124,079,402	275,569,247
Reinvestment of distributions	707	7,778
Shares redeemed	(120,978,230)	(291,301,004)
Net increase (decrease)	3,101,879	(15,723,979)
Government Portfolio - Class II Shares sold	2,063,504	32,387,366
Reinvestment of distributions	15	47
Shares redeemed	(1,880,827)	(32,993,501)
Net increase (decrease)	182,692	(606,088)
Government Portfolio - Class III Shares sold	3,422,106	10,260,061
Reinvestment of distributions	21	78
Shares redeemed	(3,491,214)	(10,120,411)
Net increase (decrease)	(69,087)	139,728
Government Portfolio - Select Class Shares sold	8,079,417	2,433,017
Reinvestment of distributions	17	60
Shares redeemed	(7,956,475)	(2,374,873)
Net increase (decrease)	122,959	58,204
Prime Money Market Portfolio - Class I Shares sold	56,245,867	121,991,182
Reinvestment of distributions	2,919	15,993
Shares redeemed	(64,988,507)	(131,069,568)
Net increase (decrease)	(8,739,721)	(9,062,393)

Semiannual Report

8. Share Transactions - continued

	Six months ended September 30, 2011	Year ended March 31, 2011
Prime Money Market Portfolio - Class II Shares sold	3,013,396	4,959,880
Reinvestment of distributions	19	223
Shares redeemed	(3,120,948)	(5,143,074)
Net increase (decrease)	(107,533)	(182,971)
Prime Money Market Portfolio - Class III Shares sold	3,445,158	11,890,436
Reinvestment of distributions	33	87
Shares redeemed	(4,506,295)	(12,010,007)
Net increase (decrease)	(1,061,104)	(119,484)
Prime Money Market Portfolio - Class IV Shares sold	390,473	926,637
Reinvestment of distributions	6	18
Shares redeemed	(448,625)	(1,009,268)
Net increase (decrease)	(58,146)	(82,613)
Prime Money Market Portfolio - Select Class Shares sold	11,877,058	36,008,539
Reinvestment of distributions	196	949
Shares redeemed	(11,674,808)	(35,489,685)
Net increase (decrease)	202,446	519,803
Prime Money Market Portfolio - Institutional Class Shares sold	229,851,712	412,304,054
Reinvestment of distributions	19,641	61,224
Shares redeemed	(236,154,758)	(405,346,129)
Net increase (decrease)	(6,283,405)	7,019,149
Money Market Portfolio - Class I Shares sold	57,417,380	129,654,262
Reinvestment of distributions	16,181	56,221
Shares redeemed	(61,438,576)	(133,032,330)
Net increase (decrease)	(4,005,015)	(3,321,847)
Money Market Portfolio - Class II Shares sold	407,880	2,109,859
Reinvestment of distributions	29	370
Shares redeemed	(593,862)	(2,525,235)
Net increase (decrease)	(185,953)	(415,006)
Money Market Portfolio - Class III Shares sold	8,649,717	19,592,821
Reinvestment of distributions	67	227
Shares redeemed	(9,739,441)	(19,835,254)
Net increase (decrease)	(1,089,657)	(242,206)
Money Market Portfolio - Select Class Shares sold	5,359,819	9,007,280
Reinvestment of distributions	123	672
Shares redeemed	(6,840,159)	(7,468,913)
Net increase (decrease)	(1,480,217)	1,539,039
Money Market Portfolio - Class F Shares sold	317,228	741,144
Reinvestment of distributions	853	1,190
Shares redeemed	(85,626)	(69,774)
Net increase (decrease)	232,455	672,560

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Share Transactions - continued

	Six months ended September 30, 2011	Year ended March 31, 2011
Money Market Portfolio - Institutional Class Shares sold	89,141,291	154,730,887
Reinvestment of distributions	20,630	61,838
Shares redeemed	(87,193,864)	(150,676,900)
Net increase (decrease)	1,968,057	4,115,825
Tax-Exempt Portfolio - Class I Shares sold	2,965,763	7,263,950
Reinvestment of distributions	219	2,550
Shares redeemed	(3,280,782)	(8,280,573)
Net increase (decrease)	(314,800)	(1,014,073)
Tax-Exempt Portfolio - Class II Shares sold	12,770	17,896
Reinvestment of distributions	1	3
Shares redeemed	(18,091)	(22,093)
Net increase (decrease)	(5,320)	(4,194)
Tax-Exempt Portfolio - Class III Shares sold	650,617	1,370,264
Reinvestment of distributions	3	12
Shares redeemed	(671,879)	(1,337,626)
Net increase (decrease)	(21,259)	32,650
Tax-Exempt Portfolio - Select Class Shares sold	22,245	75,375
Reinvestment of distributions	3	30
Shares redeemed	(63,036)	(61,760)
Net increase (decrease)	(40,788)	13,645

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

FIMM Funds: Treasury Only Portfolio / Treasury Portfolio / Government Portfolio / Prime Money Market Portfolio / Money Market Portfolio / Tax-Exempt Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of each fund's Advisory Contracts, including the services and support provided to each fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of each fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of each fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew each fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to each fund and its shareholders (including the investment performance of each fund); (ii) the competitiveness of each fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with each fund; (iv) the extent to which economies of scale would be realized as each fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for each fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of each fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in each fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that each fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in that fund, managed by Fidelity.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for each fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, each fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Semiannual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether each fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed each fund's absolute investment performance for each class, as well as each fund's relative investment performance for each class measured over multiple periods against a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. For each fund, the following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the cumulative total returns of Class I and Class III of the fund and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The returns of Class I and Class III show the performance of the highest and lowest performing classes, respectively (based on five-year performance). The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten numbers noted below each chart correspond to the percentile box and represent the percentage of funds in the peer group whose performance was equal to or lower than that of the class indicated.

Treasury Only Portfolio

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class I of the fund was in the second quartile for the one- and five-year periods and the first quartile for the three-year period. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Treasury Portfolio

2010 Total Return % vs. Lipper Instl Tax-Exempt Money Market Funds:

0.030
0.025
0.020
0.015
0.010
0.005
0.000
0.025
0.010
0.01
0.00
1 Year
5.0
4.0
3.0
2.0
1.0
0.0
1.9
1.5
1.6
1.3
3 Year
13.0
12.0
11.0
10.0
9.0
12.0
11.0
11.6
10.3
5 Year
75th %tile
Class I
Class III
25th %tile
Class IV commenced operations on 12/12/2007

% Beaten

Class I	89%	97%	97%
Class II	50%	72%	69%
Class III	50%	52%	55%
Class IV	50%	19%	-
Select Class	54%	91%	87%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class I of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Government Portfolio

2010 Total Return % vs. Lipper Instl U.S. Government Money Market:

0.060
0.050
0.040
0.030
0.020
0.010
0.000
0.056
0.03
0.013
0.01
1 Year
5.0
4.0
3.0
2.0
1.0
0.0
2.8
2.4
2.6
2.1
3 Year
14.0
13.0
12.0
11.0
13.5
13.0
12.4
11.7
5 Year
75th %tile
Class I
Class III
25th %tile

% Beaten	1 Year	3 Year	5 Year
Class I	87%	96%	98%
Class II	49%	69%	62%
Class III	49%	50%	46%
Select Class	55%	88%	85%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class I of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Prime Money Market Portfolio

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class I of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Money Market Portfolio

2010 Total Return % vs. Lipper Institutional Money Market Funds:

0.250
0.200
0.150
0.100
0.050
0.000
0.238
0.13
0.015
0.01
1 Year
5.0
4.0
3.0
2.0
1.0
4.1
3.3
3.4
2.5
3 Year
16.0
15.0
14.0
13.0
12.0
11.0
10.0
15.1
14.2
13.7
12.4
5 Year
75th %tile
Class I
Class III
25th %tile

Institutional Class commenced operations on 12/12/2007 and Class F on 6/26/2009

% Beaten

	1 Year	3 Year	5 Year
Class I	97%	99%	99%
Class II	64%	84%	78%
Class III	37%	70%	61%
Select Class	90%	97%	96%
Inst'l Class	99%	99%	-
Class F	98%	-	-

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class I of the fund was in the first quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Tax-Exempt Portfolio

2010 Total Return % vs. Lipper Institutional Tax-Exempt Money Market Funds:

0.120
0.100
0.080
0.060
0.040
0.020
0.000
0.11
0.082
0.013
0.01
1 Year
4.0
3.0
2.0
1.0
2.7
2.4
2.0
1.9
3 Year
11.0
10.0
9.0
8.0
9.7
9.5
8.4
8.5
5 Year
75th %tile
Class I
Class III
25th %tile

% Beaten			
Class I	70%	55%	69%
Class II	32%	26%	34%
Class III	32%	19%	23%
Select Class	59%	42%	57%

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of Class I of the fund was in the second quartile for all the periods shown. The Board considered that the variations in performance among the fund's classes reflect the variations in class expenses, which result in lower performance for higher expense classes. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to each fund under the Advisory Contracts should benefit each fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered each fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the charts below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than a fund's. For example, a TMG % of 10% means that 90% of the funds in the Total Mapped Group had higher management fees than a fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which a fund's management fee ranked, is also included in the charts and considered by the Board.

Semiannual Report

Treasury Only Portfolio

Treasury Portfolio

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

Government Portfolio

Historical Management Fees (BP) vs. Competitive Medians (BP):

FIMM: Government
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
26
26
25
24
24
21
21
21
21
20
20
14
14
14
14

	2006	2007	2008	2009	2010
TMG %	24%	5%	6%	9%	10%
Funds/Classes	342	332	330	303	278
ASPG Quartile	2nd	1st	1st	1st	1st

Prime Money Market Portfolio

Historical Management Fees (BP) vs. Competitive Medians (BP):

FIMM: Prime
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
26
26
25
24
24
21
20
21
21
20
20
14
14
14
14

	2006	2007	2008	2009	2010
TMG %	24%	5%	6%	9%	10%
Funds/Classes	342	332	330	303	278
ASPG Quartile	2nd	1st	1st	1st	1st

Semiannual Report

Money Market Portfolio

Historical Management Fees (BP) vs. Competitive Medians (BP):

FIMM: Money Market
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
26
26
25
24
24
21
20
21
21
20
20
14
14
14
14

	2006	2007	2008	2009	2010
TMG %	24%	5%	6%	9%	10%
Funds/Classes	342	332	330	303	278
ASPG Quartile	2nd	1st	1st	1st	1st

Tax-Exempt Portfolio

Historical Management Fees (BP) vs. Competitive Medians (BP):

FIMM: Tax-Exempt
Total Mapped Group Median (TMG)
Asset-Size Peer Group Median (ASPG)
26
26
25
24
24
21
21
20
20
21
20
14
14
14
14

	2006	2007	2008	2009	2010
TMG %	24%	5%	6%	9%	10%
Funds/Classes	342	332	330	303	278
ASPG Quartile	2nd	1st	1st	1st	1st

The Board noted that each fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Furthermore, the Board considered that it had approved an amended and restated management contract for each fund (effective December 1, 2007) that lowered each fund's management fee from 20 basis points to 14 basis points. The Board considered that the charts reflect each fund's lower management fee for 2007, as if the lower fee were in effect for the entire year.

Based on its review, the Board concluded that each fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the total expense ratio of each class of each fund, the Board considered the fund's management fee as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of each class of each fund compared to competitive fund median expenses. Each class of each fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees - continued

The Board considered that it had approved changes (effective December 1, 2007) in the contractual arrangements for each fund that set the "class level" transfer agent fee at a fixed rate of 3 basis points for Institutional Class and at a fixed rate of 6 basis points for all other classes. The Board recognized that, although the new fixed transfer agent fee rate for Class I, Class II, Class III and Select Class of each fund is higher than its previous rate, each class's total expense ratio, before any waivers or reimbursements, is lower because of the 6 basis point reduction in each fund's management fee.

The Board noted that each fund offers multiple classes, each of which has a different 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of each fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

The Board noted that the total expense ratio of each class of each of Treasury Only Portfolio and Treasury Portfolio ranked below its competitive median for 2010.

The Board noted that the total expense ratio of Class I of each of Government Portfolio and Tax-Exempt Portfolio ranked below its competitive median for 2010 and the total expense ratio of each of Class II, Class III, and Select Class ranked above its competitive median for 2010.

The Board noted that the total expense ratio of each of Class I and Institutional Class of Prime Money Market Portfolio ranked below its competitive median for 2010 and the total expense ratio of each of Class II, Class III, Class IV, and Select Class ranked above its competitive median for 2010.

The Board noted that the total expense ratio of each of Class I, Institutional Class, and Class F of Money Market Portfolio ranked below its competitive median for 2010, the total expense ratio of Select Class ranked equal to its competitive median for 2010, and the total expense ratio of each of Class II and Class III ranked above its competitive median for 2010.

The Board considered that various factors, including 12b-1 fees and relatively higher other expenses in the case of small fund size, can affect total expense ratios. The Board considered that Fidelity has been voluntarily waiving part or all of the 12b-1 fees, transfer agent fees, and/or management fees to maintain a minimum yield, and also noted that Fidelity retains the ability to be repaid in certain circumstances.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of each fund was reasonable, although in some cases above the median of the universe presented for comparison, in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for each fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the funds' business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of each fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including each fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which each fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

Semiannual Report

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be renewed.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research (Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

Fidelity Service Company, Inc.
Boston, MA

Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Prime Money Market
Portfolio, and Money Market Portfolio

Custodians

The Bank of New York Mellon
New York, NY
Treasury Only Portfolio, Treasury Portfolio,
Government Portfolio, Prime Money Market
Portfolio, and Money Market Portfolio
Citibank, N.A.
New York, NY
Tax-Exempt Portfolio

IMM-SANN-1111
1.537280.114

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Colchester Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 30, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	November 30, 2011
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	November 30, 2011